SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Real Estate Securities Fund
Institutional Class
The following disclosure replaces the existing similar disclosure under the “HOW TO BUY SHARES” heading of the “INVESTING IN THE FUNDS” section of the fund’s prospectus.
By Wire (for additional Institutional Class investments only). You may buy shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase (or, in certain limited pre-arranged circumstances for Deutsche Global Real Estate Securities Fund, a notification by facsimile may be acceptable). After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day following your purchase, except in certain limited pre-arranged circumstances for Deutsche Global Real Estate Securities Fund where receipt by 4:00 p.m. Eastern time on the second business day after your purchase may be permitted. If your wire is not received by 4:00 p.m. Eastern time on the next business day (or second business day, if applicable) after the fund receives your request to purchase shares, your transaction will be canceled and we may look to you to bear any resulting expense and risk.
Please Retain This Supplement for Future Reference

September 5, 2017
PROSTKR-949

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche Core Fixed Income Fund

Deutsche Core Plus Income Fund

Deutsche CROCI ® Equity Dividend Fund

Deutsche Emerging Markets Equity Fund

Deutsche Enhanced Emerging Markets Fixed Income Fund

Deutsche Enhanced Global Bond Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Inflation Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Gold & Precious Metals Fund

Deutsche High Income Fund

Deutsche Latin America Equity Fund

Deutsche Mid Cap Growth Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche U.S. Bond Index Fund

Deutsche Unconstrained Income Fund

Deutsche World Dividend Fund

The following change is effective on September 7, 2017:

The following disclosure replaces existing disclosure under the “Class A NAV Sales” sub-heading under the “INVESTING IN THE FUNDS” section in each fund’s prospectus:

(12) Employer-sponsored retirement plans that are maintained by a fund at an omnibus level or are part of retirement plans or platforms offered by banks, broker-dealers, financial advisors or insurance companies or serviced by retirement recordkeepers (each, an “Employer-Sponsored Retirement Plan”). For purposes of this sales charge waiver, the term “Employer-Sponsored Retirement Plan” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans, but does not include SEP IRAs, SIMPLE IRAs, or Salary Reduction Simplified Employee Pension Plans (SARSEPs) (each, an “Employer-Sponsored IRA”);

The following change is effective on August 7, 2017:

The following disclosure replaces existing disclosure under the “POLICIES ABOUT TRANSACTIONS” heading of the “INVESTING IN THE FUND” section in each fund’s prospectus, as applicable.

Class C to Class A or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Institutional Class shares of the same fund.

Class C to Class A or Class S in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to

July 7, 2017

PROSTKR-875

such a program may potentially become eligible to invest in either Class A shares or Class S shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares or Class S shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares or Class S shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares or Class S shares of the same fund.

Class C to Class A, Class S or Institutional Class in the Same Fund Exchange Privilege. Investors who either (i) have invested in Class C shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares, Class S shares or Institutional Class shares by reason of their participation in such a program. In addition, investors who have invested in Class C shares as part of an Employer-Sponsored Retirement Plan or an Employer-Sponsored IRA may potentially become eligible to invest in Class A shares by reason of their investment in such Employer Sponsored Retirement Plan or Employer-Sponsored IRA. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving the Employer-Sponsored Retirement Plan or Employer-Sponsored IRA where the Class A shares, Class S shares or Institutional Class shares (as applicable) are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.

Please Retain This Supplement for Future Reference

July 7, 2017 PROSTKR-875

2

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                  Deutsche Global Real Estate Securities Fund

The following replaces similar disclosure in the "Appendix - Hypothetical
Expense Summary" section of the fund's prospectus:

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS A


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.20%        -2.17%      $  9,783.15     $   690.25
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.23%         1.52%      $ 10,151.97     $   122.60
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.23%         5.35%      $ 10,534.70     $   127.22
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.23%         9.32%      $ 10,931.86     $   132.02
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.23%        13.44%      $ 11,343.99     $   137.00
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.23%        17.72%      $ 11,771.66     $   142.16
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.23%        22.15%      $ 12,215.45     $   147.52
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.23%        26.76%      $ 12,675.98     $   153.08
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.23%        31.54%      $ 13,153.86     $   158.85
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.23%        36.50%      $ 13,649.76     $   164.84
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,975.54
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS T


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.20%         1.21%       $ 10,120.50    $   369.22
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.28%         4.97%       $ 10,496.98    $   131.95
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.28%         8.87%       $ 10,887.47    $   136.86
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.28%        12.92%       $ 11,292.48    $   141.95
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.28%        17.13%       $ 11,712.56    $   147.23
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.28%        21.48%       $ 12,148.27    $   152.71
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.28%        26.00%       $ 12,600.19    $   158.39
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.28%        30.69%       $ 13,068.91    $   164.28
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.28%        35.55%       $ 13,555.08    $   170.39
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.28%        40.59%       $ 14,059.33    $   176.73
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,749.71
---                                                                  ----------


June 13, 2017
PROSTKR-882

                                                   Deutsche
                                                   Asset Management [DB Logo]


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS C


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.95%         3.05%       $ 10,305.00    $   197.97
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.00%         6.14%       $ 10,614.15    $   209.19
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.00%         9.33%       $ 10,932.57    $   215.47
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.00%        12.61%       $ 11,260.55    $   221.93
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.00%        15.98%       $ 11,598.37    $   228.59
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.00%        19.46%       $ 11,946.32    $   235.45
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.00%        23.05%       $ 12,304.71    $   242.51
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.00%        26.74%       $ 12,673.85    $   249.79
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.00%        30.54%       $ 13,054.07    $   257.28
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.00%        34.46%       $ 13,445.69    $   265.00
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,323.18
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS R6


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.95%         4.05%       $ 10,405.00    $    96.92
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.06%         8.15%       $ 10,814.96    $   112.47
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.06%        12.41%       $ 11,241.07    $   116.90
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.06%        16.84%       $ 11,683.96    $   121.50
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.06%        21.44%       $ 12,144.31    $   126.29
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.06%        26.23%       $ 12,622.80    $   131.27
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.06%        31.20%       $ 13,120.14    $   136.44
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.06%        36.37%       $ 13,637.07    $   141.81
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.06%        41.74%       $ 14,174.37    $   147.40
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.06%        47.33%       $ 14,732.84    $   153.21
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,284.21
---                                                                  ----------


June 13, 2017
PROSTKR-882
                                       2


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.95%         4.05%       $ 10,405.00    $    96.92
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.98%         8.23%       $ 10,823.28    $   104.02
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.98%        12.58%       $ 11,258.38    $   108.20
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.98%        17.11%       $ 11,710.96    $   112.55
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.98%        21.82%       $ 12,181.74    $   117.07
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.98%        26.71%       $ 12,671.45    $   121.78
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.98%        31.81%       $ 13,180.84    $   126.68
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.98%        37.11%       $ 13,710.71    $   131.77
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.98%        42.62%       $ 14,261.88    $   137.07
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.98%        48.35%       $ 14,835.21    $   142.58
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,198.64
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS S


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.05%         3.95%       $ 10,395.00    $   107.07
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.09%         8.01%       $ 10,801.44    $   115.52
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.09%        12.24%       $ 11,223.78    $   120.04
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.09%        16.63%       $ 11,662.63    $   124.73
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.09%        21.19%       $ 12,118.64    $   129.61
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.09%        25.92%       $ 12,592.48    $   134.68
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.09%        30.85%       $ 13,084.84    $   139.94
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.09%        35.96%       $ 13,596.46    $   145.41
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.09%        41.28%       $ 14,128.08    $   151.10
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.09%        46.80%       $ 14,680.49    $   157.01
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,325.11
---                                                                  ----------


               Please Retain This Supplement for Future Reference

June 13, 2017
PROSTKR-882
                                       3

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

Deutsche Core Equity Fund
Deutsche CROCI (Reg. TM) Equity Dividend Fund
Deutsche CROCI (Reg. TM) International Fund
Deutsche CROCI (Reg. TM) U.S. Fund
Deutsche Emerging Markets Equity Fund
Deutsche Enhanced Commodity Strategy Fund

Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche GNMA Fund
Deutsche High Income Fund

Deutsche Real Assets Fund
Deutsche Real Estate Securities Fund
Deutsche Short Duration Fund
Deutsche Small Cap Core Fund
Deutsche World Dividend Fund

As of June 5, 2017, Class T shares are available for purchase.

               Please Retain This Supplement for Future Reference

June 5, 2017
PRO_SAISTKR-340

                                                   Deutsche
                                                   Asset Management [DB Logo]

                SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                              ------------------
                  Deutsche Global Real Estate Securities Fund

The following information replaces the existing similar disclosure in the "FEES
AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)


                                          A           T          C      R6    INST      S
                                 ----------  ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                     5.75       2.50      None     None    None    None
--------------------------------      ----       ----      --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                 None        None     1.00       None    None    None
--------------------------------    ------      -----    ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)     $   20       None     $20        None    None    $20
--------------------------------   -------      -----    ----       ------  ------  ---


ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                      A          T          C          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------
Management fee1                   0.70       0.70       0.70       0.70        0.70        0.70
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.25       0.25       1.00      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses2                   0.28       0.33       0.30       0.36        0.28        0.39
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          1.23       1.28       2.00       1.06        0.98        1.09
-----------------------------     ----       ----       ----      -----       -----       -----
Fee waiver/expense reim-
bursement                         0.03       0.08       0.05       0.11        0.03        0.04
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT             1.20       1.20       1.95       0.95        0.95        1.05
-----------------------------     ----       ----       ----      -----       -----       -----


(1)"Management fee" is restated to reflect the fund's new management fee rate effective May 1, 2017.
(2) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.20%, 1,20%, 1.95%, 0.95%, 0.95% and 1.05% for Class A, Class T,
Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses
(including one year of capped expenses in each period) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 690     $ 369     $ 298     $  97     $  97     $ 107
--       -----     -----     -----     -----     -----     -----
3          940       638       623       326       309       343
--       -----     -----     -----     -----     -----     -----
5        1,209       927     1,073       574       539       597
--       -----     -----     -----     -----     -----     -----
10       1,976     1,750     2,323     1,284     1,199     1,325
--       -----     -----     -----     -----     -----     -----


    You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 690     $ 369     $ 198     $  97     $  97     $ 107
--       -----     -----     -----     -----     -----     -----
3          940       638       623       326       309       343
--       -----     -----     -----     -----     -----     -----
5        1,209       927     1,073       574       539       597
--       -----     -----     -----     -----     -----     -----
10       1,976     1,750     2,323     1,284     1,199     1,325
--       -----     -----     -----     -----     -----     -----


The following information replaces the existing similar disclosure relating to the fund under the "Management Fee" sub-heading of the "WHO MANAGES AND
OVERSEES THE FUND" section of the fund's prospectus:

For Deutsche Global Real Estate Securities Fund, the Advisor had contractually agreed through April 30, 2018 to waive 0.20% of the fund's management fee.
Effective May 1, 2017, that waiver was terminated and the Advisor contractually agreed to reduce its management fees so that the Fund pays the Advisor a fee, calculated daily and paid monthly at the annual rate of 0.700% of the first
$1.0 billion of the fund's average daily net assets and 0.675% thereafter.

May 23, 2017
PROSTKR-827

                                                   Deutsche
                                                   Asset Management [DB Logo]


In addition, through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.20%, 1.20%, 1.95%, 0.95%, 0.95% and 1.05% for Class A,
Class T, Class C, Class R6, Institutional Class and Class S, respectively.
These agreements may only be terminated with the consent of the fund's Board.

               Please Retain This Supplement for Future Reference

May 23, 2017
PROSTKR-827
                                       2

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Real Estate Securities Fund

The following information relating to the fund is added under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:

The Advisor has voluntarily agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 1.07% for Class R6. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Please Retain This Supplement for Future Reference

April 20, 2017
PROSTKR-815


Deutsche
Asset Management

Prospectus

March 31, 2017


Deutsche Real Estate Securities Fund
CLASS/TICKER                          A   RRRAX    T   RRRTX    C   RRRCX    R   RRRSX    R6   RRRZX    INST   RRRRX    S   RRREX


...............................................................................


Deutsche Global Infrastructure Fund
CLASS/TICKER                         A   TOLLX    T   TOLTX    C   TOLCX    R6   TOLZX    INST   TOLIX    S   TOLSX


...............................................................................


Deutsche Global Real Estate Securities Fund
CLASS/TICKER                                 A   RRGAX    T   RRGUX    C   RRGCX    R6   RRGRX    INST   RRGIX    S   RRGTX


As  with all mutual funds, the Securities and Exchange Commission (SEC) does not approve  or disapprove these shares or determine whether the information in this prospectus  is  truthful  or  complete.  It  is a criminal offense for anyone to inform you otherwise.

The  shares of Deutsche Global Real Estate Securities Fund may be made available outside  Taiwan  for  investment outside Taiwan by Taiwan resident investors but may not be marketed, offered or sold within Taiwan.

                                                                       [DB Logo]


[GRAPHIC APPEARS HERE]

Table of Contents


DEUTSCHE REAL ESTATE SECURITIES
FUND

Payments to Broker-Dealers and
Other Financial Intermediaries.......................  5
DEUTSCHE GLOBAL INFRASTRUCTURE
FUND

Payments to Broker-Dealers and
Other Financial Intermediaries....................... 10
DEUTSCHE GLOBAL REAL ESTATE
SECURITIES FUND

Payments to Broker-Dealers and
Other Financial Intermediaries....................... 16



FUND DETAILS
Additional Information About Fund Strategies and

INVESTING IN THE FUNDS
Choosing a Share Class............................... 31
Buying, Exchanging and Selling Class A, Class C,
Class R, Class R6, Institutional Class and Class S

Financial Intermediary Support Payments (not

Sales Charge Waivers and Discounts Available
Through Intermediaries............................... 77


-------------------------------------------------------------------------------
YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED
BY  THE  FEDERAL  DEPOSIT  INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY,
ENTITY OR PERSON.
-------------------------------------------------------------------------------

Deutsche
Asset Management
                                                                       [DB Logo]

Deutsche Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in
Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 31), Sales Charge
Waivers and Discounts Available Through Intermediaries (Appendix B, p. 77) and
Purchase and Redemption of Shares in the fund's Statement of Additional
Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)


                                  A           T          C       R      R6    INST      S
                         ----------  ----------  ---------  ------  ------  ------  -----
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75       2.50      None     None    None    None    None
------------------------      ----       ----      --       ------  ------  ------  ---
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None        None     1.00       None    None    None    None
------------------------    ------      -----    ----       ------  ------  ------  ---
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20       None     $20        None    None    None    $20
------------------------   -------      -----    ----       ------  ------  ------  ---


ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          T          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.39       0.39       0.39       0.39       0.39        0.39        0.39
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.25       0.25       1.00       0.50      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses1           0.34       0.29       0.27       0.41       0.14        0.24        0.32
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        0.98       0.93       1.66       1.30       0.53        0.63        0.71
---------------------     ----       ----       ----       ----      -----       -----       -----


(1)"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         T         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 669     $ 343     $ 269     $ 132     $54     $64     $73
--       -----     -----     -----     -----     ---     ---     ---
3          869       539       523       412     170     202     227
--       -----     -----     -----     -----     ---     ---     ---
5        1,086       752       902       713     296     351     395
--       -----     -----     -----     -----     ---     ---     ---
10       1,707     1,364     1,965     1,568     665     786     883
--       -----     -----     -----     -----     ---     ---     ---


You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 669     $ 343     $ 169     $ 132     $54     $64     $73
--       -----     -----     -----     -----     ---     ---     ---
3          869       539       523       412     170     202     227
--       -----     -----     -----     -----     ---     ---     ---
5        1,086       752       902       713     296     351     395
--       -----     -----     -----     -----     ---     ---     ---
10       1,707     1,364     1,965     1,568     665     786     883
--       -----     -----     -----     -----     ---     ---     ---


PROSPECTUS March 31, 2017                 Deutsche Real Estate Securities Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 153%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowing for investment purposes
(calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least
50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and
REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the real estate securities markets in general when making investment decisions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in

PROSPECTUS March 31, 2017                 Deutsche Real Estate Securities Fund

securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.
All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the
Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


   2007        2008       2009       2010       2011      2012       2013       2014       2015      2016
  -15.89       -39.34     29.98      28.66      8.99      17.04       -0.44     31.34      2.58      6.75



                    RETURNS    PERIOD ENDING
 BEST QUARTER      32.06%      September 30, 2009
 WORST QUARTER     -39.88%     December 31, 2008


PROSPECTUS March 31, 2017                 Deutsche Real Estate Securities Fund

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.


                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax            9/5/2002        0.62       9.57       3.92
---------------------------  ---------       -----      -----       ----
  After tax on distribu-
  tions                                      -3.28       6.80       1.93
  After tax on distribu-
  tions and sale of fund
  shares                                     1.55        6.98       2.54
---------------------------  ---------      ------      -----       ----
CLASS T before tax           3/31/2017       4.09       10.37       4.32
---------------------------  ---------      ------      -----       ----
CLASS C before tax            9/5/2002       5.98       10.10       3.82
---------------------------  ---------      ------      -----       ----
CLASS R before tax           10/1/2003       6.36       10.53       4.26
---------------------------  ---------      ------      -----       ----
INST CLASS before tax        12/1/1999       7.09       11.27       4.91
---------------------------  ---------      ------      -----       ----
CLASS S before tax            5/2/2005       7.04       11.15       4.79
---------------------------  ---------      ------      -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   11.96       14.66       6.95
---------------------------  ---------      ------      -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees or expenses)                            8.60       11.86       4.96
---------------------------  ---------      ------      -----       ----



                                   CLASS          1       SINCE
                               INCEPTION       YEAR   INCEPTION
                             -----------  ---------  ----------
CLASS R6 before tax          8/25/2014        7.24       8.26
---------------------------  ---------       -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    11.96       7.43
---------------------------  ---------       -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees or expenses)                             8.60       6.75
---------------------------  ---------       -----       ----


The Advisor believes the additional MSCI US REIT Index reasonably represents the fund's overall investment process.

MANAGEMENT

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.

SUBADVISOR

RREEF America L.L.C.

PORTFOLIO MANAGER(S)

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.

DAVID W. ZONAVETCH, CPA, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2013.

ROBERT THOMAS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2017.

PURCHASE AND SALE OF FUND SHARES

MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A T C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----


For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A,
C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for
Institutional Class shares. There is no minimum additional investment for Class
R, Class R6 and Institutional Class shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.

Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R and Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for

PROSPECTUS March 31, 2017                 Deutsche Real Estate Securities Fund

buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-
advantaged investment plans, however, may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.

PROSPECTUS March 31, 2017                 Deutsche Real Estate Securities Fund

Deutsche
Asset Management
                                                                       [DB Logo]

Deutsche Global Infrastructure Fund

INVESTMENT OBJECTIVE

The fund seeks total return from both capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in
Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 31), Sales Charge
Waivers and Discounts Available Through Intermediaries (Appendix B, p. 77) and
Purchase and Redemption of Shares in the fund's Statement of Additional
Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)


                                         A           T          C      R6    INST      S
                                ----------  ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75       2.50      None     None    None    None
-------------------------------      ----       ----      --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                None        None     1.00       None    None    None
-------------------------------    ------      -----    ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20       None     $20        None    None    $20
-------------------------------   -------      -----    ----       ------  ------  ---


ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                      A          T          C          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------
Management fee                    0.89       0.89       0.89       0.89        0.89        0.89
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.25       0.25       1.00      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses1                   0.25       0.30       0.26       0.31        0.22        0.29
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          1.39       1.44       2.15       1.20        1.11        1.18
-----------------------------     ----       ----       ----      -----       -----       -----
Fee waiver/expense reim-
bursement                         0.00       0.01       0.00       0.02        0.00        0.00
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT             1.39       1.43       2.15       1.18        1.11        1.18
-----------------------------     ----       ----       ----      -----       -----       -----


(1)"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.43% and 1.18% for Class T and Class R6, respectively. The agreement may only be terminated with the consent of the fund's Board

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses
(including one year of capped expenses for Class T and Class R6) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 708     $ 392     $ 318     $ 120     $ 113     $ 120
--       -----     -----     -----     -----     -----     -----
3          990       693       673       379       353       375
--       -----     -----     -----     -----     -----     -----
5        1,292     1,016     1,154       658       612       649
--       -----     -----     -----     -----     -----     -----
10       2,148     1,930     2,483     1,453     1,352     1,432
--       -----     -----     -----     -----     -----     -----


You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 708     $ 392     $ 218     $ 120     $ 113     $ 120
--       -----     -----     -----     -----     -----     -----
3          990       693       673       379       353       375
--       -----     -----     -----     -----     -----     -----
5        1,292     1,016     1,154       658       612       649
--       -----     -----     -----     -----     -----     -----
10       2,148     1,930     2,483     1,453     1,352     1,432
--       -----     -----     -----     -----     -----     -----


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 86%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies.
For purposes of the fund's 80% investment policy, the term "net assets" means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets
(such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.

Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects.

DERIVATIVES. Portfolio management generally may use forward currency contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated holdings and to facilitate transactions in foreign currency denominated securities.

The fund may also use other types of derivatives (i) for hedging purposes; (ii)
for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole

PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund

may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

INFRASTRUCTURE-RELATED COMPANIES RISK. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United
Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad

PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund

news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.
All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the
Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  2009       2010       2011       2012       2013       2014        2015       2016
  28.76      12.14      15.29      16.14      18.19      17.95       -14.40     8.11



                    RETURNS    PERIOD ENDING
 BEST QUARTER      17.52%      September 30, 2010
 WORST QUARTER     -8.84%      March 31, 2009


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.


                                  CLASS          1          5       SINCE
                              INCEPTION       YEAR      YEARS   INCEPTION
                            -----------  ---------  ---------  ----------
CLASS A before tax          6/24/2008        1.90       7.15       5.90
--------------------------- ---------       -----      -----       ----
  After tax on distribu-
  tions                                      1.66       6.16       5.19
  After tax on distribu-
  tions and sale of fund
  shares                                     1.28       5.36       4.59
--------------------------- ---------       -----      -----       ----
CLASS T before tax          3/31/2017        5.32       7.82       6.24
--------------------------- ---------       -----      -----       ----
CLASS C before tax          6/24/2008        7.26       7.58       5.82
--------------------------- ---------       -----      -----       ----
INST CLASS before tax       6/24/2008        8.38       8.73       6.92
--------------------------- ---------       -----      -----       ----
CLASS S before tax          6/24/2008        8.33       8.63       6.86
--------------------------- ---------       -----      -----       ----
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                            7.51      10.41       4.62
--------------------------- ---------       -----      -----       ----
DOW JONES BROOKFIELD
GLOBAL INFRASTRUCTURE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   12.52       8.54       7.71
--------------------------- ---------       -----      -----       ----


PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund


                                   CLASS          1       SINCE
                               INCEPTION       YEAR   INCEPTION
                             -----------  ---------  ----------
CLASS R6 before tax          8/25/2014        8.58       -2.70
---------------------------  ---------       -----      ------
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                             7.51       2.31
---------------------------  ---------       -----      ------
DOW JONES BROOKFIELD
GLOBAL INFRASTRUCTURE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    12.52       -2.65
---------------------------  ---------       -----      ------


The Advisor believes the additional Dow Jones Brookfield Global Infrastructure
Index reasonably represents the fund's overall investment process.

MANAGEMENT

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.

SUBADVISOR

RREEF America L.L.C.

PORTFOLIO MANAGER(S)

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2008.

FRANCIS X. GREYWITT III, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2008.

MANOJ H. PATEL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.

PURCHASE AND SALE OF FUND SHARES

MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A T C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----


For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A,
C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for
Institutional Class shares. There is no minimum additional investment for
Institutional Class and Class R6 shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.

Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares.
Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-
advantaged investment plans, however, may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

                                       10
PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund

No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.

                                       11
PROSPECTUS March 31, 2017                  Deutsche Global Infrastructure Fund

Deutsche
Asset Management
                                                                       [DB Logo]

Deutsche Global Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in
Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 31), Sales Charge
Waivers and Discounts Available Through Intermediaries (Appendix B, p. 77) and
Purchase and Redemption of Shares in the fund's Statement of Additional
Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)


                                         A           T          C      R6    INST      S
                                ----------  ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75       2.50      None     None    None    None
-------------------------------      ----       ----      --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                None        None     1.00       None    None    None
-------------------------------    ------      -----    ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20       None     $20        None    None    $20
-------------------------------   -------      -----    ----       ------  ------  ---


ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                      A          T          C          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------
Management fee                    0.99       0.99       0.99       0.99        0.99        0.99
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.25       0.25       1.00      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses1                   0.28       0.33       0.30       0.36        0.28        0.39
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          1.52       1.57       2.29       1.35        1.27        1.38
-----------------------------     ----       ----       ----      -----       -----       -----
Fee waiver/expense reim-
bursement                         0.20       0.20       0.20       0.20        0.20        0.20
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT             1.32       1.37       2.09       1.15        1.07        1.18
-----------------------------     ----       ----       ----      -----       -----       -----


(1)"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2018 to waive 0.20% of the fund's management fee. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses
(including one year of management fee waiver in each period) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 702     $ 386     $ 312     $ 117     $ 109     $ 120
--       -----     -----     -----     -----     -----     -----
3        1,009       714       696       408       383       417
--       -----     -----     -----     -----     -----     -----
5        1,338     1,065     1,207       720       678       736
--       -----     -----     -----     -----     -----     -----
10       2,267     2,054     2,610     1,607     1,516     1,640
--       -----     -----     -----     -----     -----     -----


                                       12
PROSPECTUS March 31, 2017          Deutsche Global Real Estate Securities Fund

You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 702     $ 386     $ 212     $ 117     $ 109     $ 120
--       -----     -----     -----     -----     -----     -----
3        1,009       714       696       408       383       417
--       -----     -----     -----     -----     -----     -----
5        1,338     1,065     1,207       720       678       736
--       -----     -----     -----     -----     -----     -----
10       2,267     2,054     2,610     1,607     1,516     1,640
--       -----     -----     -----     -----     -----     -----


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 118%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least 50%
of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.
The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and
Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents

                                       13
PROSPECTUS March 31, 2017          Deutsche Global Real Estate Securities Fund

(whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation.
In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United
Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

                                       14
PROSPECTUS March 31, 2017          Deutsche Global Real Estate Securities Fund

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.
All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the
Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

Class R6 is a new class of shares and therefore does not have a full calendar year of performance available. Class R6 shares are invested in the same portfolio of securities as Class A and would have had similar performance.
Performance would differ only to the extent that Class R6 and Class A do not have the same fees and expenses.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


  2007        2008       2009       2010       2011       2012       2013      2014       2015      2016
  -7.84       -48.64     36.71      17.16       -7.85     28.68      2.92      15.57      0.17      3.04



                    RETURNS    PERIOD ENDING
 BEST QUARTER      35.70%      June 30, 2009
 WORST QUARTER     -32.67%     December 31, 2008


AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.


                                   CLASS           1          5         10
                               INCEPTION        YEAR      YEARS      YEARS
                             -----------  ----------  ---------  ---------
CLASS A before tax            7/3/2006        -2.89       8.29      0.40
---------------------------  ---------       ------      -----     -----
  After tax on distribu-
  tions                                       -4.51       6.58      -1.23
  After tax on distribu-
  tions and sale of fund
  shares                                      -1.62       5.77      -0.39
---------------------------  ---------       ------      -----     ------
CLASS T before tax           3/31/2017        0.29        9.00      0.74
---------------------------  ---------       ------      -----     ------
CLASS C before tax            7/3/2006        2.23        8.73      0.16
---------------------------  ---------       ------      -----     ------
INST CLASS before tax         7/3/2006        3.20        9.92      1.33
---------------------------  ---------       ------      -----     ------
CLASS S before tax            7/3/2006        3.09        9.68      1.16
---------------------------  ---------       ------      -----     ------
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                             7.51       10.41      3.83
---------------------------  ---------       ------      -----     ------
FTSE EPRA/NAREIT
DEVELOPED INDEX
(reflects no deduction for
fees or expenses)                             4.06        9.48      1.48
---------------------------  ---------       ------      -----     ------


The Advisor believes the additional FTSE EPRA/NAREIT Developed Index reasonably represents the fund's overall investment process.

MANAGEMENT

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.

SUBADVISOR

RREEF America L.L.C.

SUB-SUBADVISORS

Deutsche Alternatives Asset Management (Global) Limited and Deutsche
Investments Australia Limited.

PORTFOLIO MANAGER(S)

JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

DAVID W. ZONAVETCH, CPA, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2013.

CHRIS ROBINSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.

ROBERT THOMAS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2017.

                                       15
PROSPECTUS March 31, 2017          Deutsche Global Real Estate Securities Fund

PURCHASE AND SALE OF FUND SHARES

MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A T C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----


For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A,
C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for
Institutional Class shares. There is no minimum additional investment for
Institutional Class shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.

Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares.
Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-
advantaged investment plans, however, may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.

                                       16
PROSPECTUS March 31, 2017          Deutsche Global Real Estate Securities Fund

[GRAPHIC APPEARS HERE]

Fund Details

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

     Deutsche Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowing for investment purposes
(calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least
50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

The fund may invest in different types of REITs. So-called equity REITs buy real estate and pay investors from the rents they receive and from any profits on the sale of their properties. So-called mortgage REITs lend money to real estate companies and pay investors from the interest they receive on those loans. So-called hybrid REITs engage in both owning real estate and making loans. While portfolio management expects that the fund's assets will be invested primarily in equity REITs, in changing market conditions, the fund may invest more significantly in other types of REITs.

MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and
REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the real estate securities markets in general when making investment decisions.

The portfolio managers may choose to sell a security for a variety of reasons, but typically will sell if they believe that one or more of the following is true: the security is not fulfilling its investment purpose, it appears to have reached its optimum valuation, or a particular company's condition or general economic conditions have changed.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

OTHER INVESTMENT STRATEGIES

DERIVATIVES. The fund may also invest in non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument.

In addition to stock index futures contracts, the fund may use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

                                       17
PROSPECTUS March 31, 2017                                         Fund Details

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

                                       18
PROSPECTUS March 31, 2017                                         Fund Details

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted
(e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.

                                       19
PROSPECTUS March 31, 2017                                         Fund Details

     Deutsche Global Infrastructure Fund

INVESTMENT OBJECTIVE

The fund seeks total return from both capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets in the securities of US and non-US infrastructure-related companies.
For purposes of the fund's 80% investment policy, the term "net assets" means the fund's net assets, plus the amount of any borrowings for investment purposes. The fund considers a company to be an infrastructure-related company if at least 50% of its non-cash assets are infrastructure assets or 50% of its gross income or net profits are derived, directly or indirectly, from the ownership, management, construction, operation, utilization or financing of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets
(such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The fund will invest 25% or more of its total assets in securities of companies engaged principally in infrastructure-related companies. The fund may invest in companies of any market capitalization.

Under normal circumstances, the fund invests mainly in equity securities, though it may also invest in fixed-income securities without limitation. The fund allocates its assets among various regions and countries, including emerging market countries, and normally invests most of its assets in issuers that are organized or located outside the US or that do a substantial amount of business outside the US.

Infrastructure assets are physical assets, structures and networks that provide necessary services and operations to society. The fund focuses on companies with a direct investment in infrastructure assets and to a lesser degree on companies that operate or use infrastructure assets in their business (such as electric utilities and airlines) or companies with indirect exposure to infrastructure investment (such as suppliers of construction materials).

The fund may invest in common and preferred stock (including convertible securities), rights or warrants to purchase common stock, debt securities and listed limited partnership interests.

The fund may invest in unlisted securities, provided that the portfolio managers expect such securities to be listed on a recognized public stock exchange or traded over the counter within six months from the time of investment.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects.

Portfolio management begins by taking into consideration the insights of both an in-house private infrastructure advisory group and a research team. These resources provide different perspectives on political, regulatory, demographic and other qualitative characteristics in many of the countries and regions in which the fund invests.

The fund's security selection strategy focuses on identifying securities with the potential for attractive total return, typically through a combination of price appreciation and dividend income. It is expected that the majority of returns from the fund will be generated by security-specific investment decisions.

DERIVATIVES. Portfolio management generally may use forward currency contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated holdings and to facilitate transactions in foreign currency denominated securities.

The fund may also use other types of derivatives (i) for hedging purposes; (ii)
for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not

                                       20
PROSPECTUS March 31, 2017                                         Fund Details

intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

INFRASTRUCTURE-RELATED COMPANIES RISK. The fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United
Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding or other taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets.
Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the

                                       21
PROSPECTUS March 31, 2017                                         Fund Details

financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data

                                       22
PROSPECTUS March 31, 2017                                         Fund Details

processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted
(e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.

     Deutsche Global Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least 50%
of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.
The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks. Currently, the fund does not intend to borrow for investment purposes.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and
Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

The fund seeks to take advantage of the extensive expertise of its investment advisor's and its affiliates' dedicated, in-house direct real estate investment teams located in the United States, Europe and Australia.

Portfolio management's top-down research includes analysis of various factors, including real estate market dynamics (such as supply/demand conditions), the

                                       23
PROSPECTUS March 31, 2017                                         Fund Details

economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

The fund's security selection strategy focuses on identifying securities that have the potential for price appreciation and pay attractive, reliable dividends. It is expected that the majority of the fund's returns will be generated by security-specific investment decisions, which are the responsibility of portfolio managers located in the respective geographical regions.

The Global Property Asset Allocation Committee of the investment advisor and its affiliates, which is comprised of the portfolio managers from each region and chaired by the lead portfolio manager for global real estate security investments, determines the allocation of the fund's investments across geographic regions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

OTHER INVESTMENT STRATEGIES

DERIVATIVES. The fund may also invest in non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative, can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument.

In addition to stock index futures contracts, the fund may use various types of derivatives, including any derivatives related to its foreign investments (i)
for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United
Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes

                                       24
PROSPECTUS March 31, 2017                                         Fund Details

in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding or other taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets.
Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

                                       25
PROSPECTUS March 31, 2017                                         Fund Details

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted
(e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.

OTHER POLICIES AND RISKS

While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:

o  Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval.
   However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of Deutsche Real
   Estate Securities Fund and Deutsche Global Infrastructure Fund, as
   described herein. For Deutsche Global Real Estate Securities Fund, the fund's 80% investment policy may be changed only by the affirmative vote of at least (i) 80% of the continuing trustees of the fund (as defined in the fund's Bylaws) and (ii) 80% of the votes entitled to be cast by the shareholders of the fund.

                                       26
PROSPECTUS March 31, 2017                                         Fund Details

o  When, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments.
   Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality (for Deutsche
   Real Estate Securities Fund and Deutsche Global Infrastructure Fund) or
   investment-grade (for Deutsche Global Real Estate Securities Fund) rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers'
   acceptances; and (5) repurchase agreements. Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose to not use these strategies for various reasons, even in volatile market conditions.

o  Each fund may trade actively. This could raise transaction costs (thus lowering return) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

o  Certain Deutsche funds-of-funds are permitted to invest in each fund. As a result, a fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a fund's performance if a fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund's transaction costs.

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund. If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that a fund will achieve its investment objective.

A complete list of each fund's portfolio holdings as of the month-end is posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange
Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten equity holdings and other fund information is posted on deutschefunds.com as of the calendar quarter-end on or after the 10th calendar day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.

WHO MANAGES AND OVERSEES THE FUNDS

THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, a subadvisor or a sub-subadvisor under its supervision, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and
Deutsche AM Distributors, Inc. ("DDI" or the "Distributor"). Deutsche Asset
Management is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.

                                       27
PROSPECTUS March 31, 2017                                         Fund Details

MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.


FUND NAME                         FEE PAID
-----------------------------  -----------
Deutsche Real Estate Securi-
ties Fund                         0.39%
-----------------------------     ----
Deutsche Global Infrastruc-
ture Fund                         0.89%
-----------------------------     ----
Deutsche Global Real Estate
Securities Fund                    0.79%*
-----------------------------     -----


*     Reflects the effects of expense limitations and/or fee waivers then in effect.

The following waivers are currently in effect:

For Deutsche Real Estate Securities Fund, the Advisor has contractually agreed through September 30, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses
(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.32%, 2.07%, 1.57%, 1.07%, 1.07% and 1.07% for Class
A, Class C, Class R, Class R6, Institutional Class and Class S, respectively.
In addition, the Advisor has contractually agreed through April 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 1.32% for Class T. The agreement may only be terminated with the consent of the fund's Board.

For Deutsche Global Infrastructure Fund, the Advisor has contractually agreed through September 30, 2017 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses
(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.43%, 2.18%, 1.18% and 1.28% for Class A, Class C,
Institutional Class and Class S, respectively. In addition, the Advisor has contractually agreed through April 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.43% and
1.18% for Class T and Class R6, respectively. The agreement may only be terminated with the consent of the fund's Board.

For Deutsche Global Real Estate Securities Fund, the Advisor has contractually agreed through April 30, 2018 to waive 0.20% of the fund's management fee; in addition, through April 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.43%, 1.43%, 2.18%, 1.18%, 1.18% and 1.28% for Class A, Class T,
Class C, Class R6, Institutional Class and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

A discussion regarding the basis for the Board's approval of each fund's investment management agreement and, as applicable, subadvisory agreement, and sub-subadvisory agreements is contained in the most recent shareholder report for the annual period ended December 31 or the semi-annual period ended June 30
(see "Shareholder reports" on the back cover).

Under a separate administrative services agreement between each fund and the
Advisor, each fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."

MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the
Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the
Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly-owned subsidiaries of the Advisor or Deutsche Bank AG
("wholly-owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of a fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate a fund's assets among any other nonaffiliated subadvisors or wholly-owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly-owned subadvisor). Each fund and the
Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of Deutsche Real Estate Securities Fund and Deutsche Global
Infrastructure Fund have approved the multi-manager structure described herein.
Deutsche Global Real Estate Securities Fund cannot rely on the SEC order until shareholders have approved the multi-manager structure described herein.

                                       28
PROSPECTUS March 31, 2017                                         Fund Details

SUBADVISOR FOR DEUTSCHE REAL ESTATE SECURITIES FUND, DEUTSCHE GLOBAL
INFRASTRUCTURE FUND AND DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

RREEF America L.L.C. ("RREEF"), an indirect, wholly-owned subsidiary of
Deutsche Bank AG, is the subadvisor for Deutsche Real Estate Securities Fund,
Deutsche Global Infrastructure Fund and Deutsche Global Real Estate Securities
Fund. RREEF, a registered investment advisor, is located at 222 South
Riverside, Chicago, Illinois 60606. DIMA pays a fee to RREEF pursuant to an investment subadvisory agreement between DIMA and RREEF.

RREEF makes the investment decisions, buys and sells securities for Deutsche
Real Estate Securities Fund, Deutsche Global Infrastructure Fund and Deutsche
Global Real Estate Securities Fund and conducts research that leads to these purchase and sale decisions.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.

THE SUB-SUBADVISORS FOR DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

Pursuant to investment subadvisory agreements between RREEF and each of
Deutsche Alternative Asset Management (Global) Limited and Deutsche Investments
Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, act under the supervision of the Board,
DIMA and RREEF. RREEF allocates and reallocates, as it deems appropriate, a portion of the fund's assets among the sub-subadvisors in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.

Deutsche Alternative Asset Management (Global) Limited, Winchester House, 1
Great Winchester Street, London, United Kingdom, EC2N 2DB, will evaluate stock selections for the European portion of the fund's assets. Deutsche Investments
Australia Limited, Level 16, Deutsche Bank Place, Cnr Hunter & Phillip Streets,
Sydney, Australia, NSW, 2000, will evaluate stock selections for the Asian and
Australian portions of the fund's assets.

MANAGEMENT

DEUTSCHE REAL ESTATE SECURITIES FUND

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.

o  Joined Deutsche Asset Management in 2004; previously worked as Principal at
   KG Redding and Associates, March 2004-September 2004; and previously
     Managing Director of Deutsche Asset Management from 1996-March 2004.

o  Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset
   Management.

o  BS, University of Southern California.

DAVID W. ZONAVETCH, CPA, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 1998; previously worked as Senior
   Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 1996.

o  BS, University of Illinois at Urbana-Champaign.

ROBERT THOMAS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2017.

o  Joined Deutsche Asset Management in 2017; previously served as the Head of
   North American Property Equities and Portfolio Manager at Henderson Global
   Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 2002.

o  BA in Economics, Duke University; MBA, Finance / Management and Strategy,
   Kellogg School of Management, Northwestern University.

DEUTSCHE GLOBAL INFRASTRUCTURE FUND

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2008.

o  Joined Deutsche Asset Management in 2004; previously worked as Principal at
   KG Redding and Associates, March 2004-September 2004; and previously
     Managing Director of Deutsche Asset Management from 1996-March 2004.

o  Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset
   Management.

o  BS, University of Southern California.

FRANCIS X. GREYWITT III, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2008.

o  Joined Deutsche Asset Management in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.

o  Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

o  Investment industry experience began in 1999.

o  BBA, St. Bonaventure University; MBA, University of Chicago.

MANOJ H. PATEL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.

                                       29
PROSPECTUS March 31, 2017                                         Fund Details

o  Joined Deutsche Asset Management in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield
   Investment Management.

o  Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

o  Investment industry experience began in 2002.

o  BS, Indiana University-Bloomington.

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

o  Joined Deutsche Asset Management in 2004; previously was Director at
   Schroder Property Investment Management and Director at Henderson Global
   Investors.

o  Head of Real Estate Securities for Europe and Lead Portfolio Manager:
   London.

o  Investment industry experience began in 1990.

o  BSc, University of Reading, UK.

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

o  Joined Deutsche Asset Management in 2004; previously worked as Principal at
   KG Redding and Associates, March 2004-September 2004; and previously
     Managing Director of Deutsche Asset Management from 1996-March 2004.

o  Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset
   Management.

o  BS, University of Southern California.

DAVID W. ZONAVETCH, CPA, MANAGING DIRECTOR. Portfolio Manager of the fund.
Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 1998; previously worked as Senior
   Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 1996.

o  BS, University of Illinois at Urbana-Champaign.

CHRIS ROBINSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.

o  Joined Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

o  Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio
   Manager: Sydney.

o  Investment industry experience began in 1996.

o  BS, The Australian Catholic University; Graduate Diploma, The Securities
   Institute of Australia.

ROBERT THOMAS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2017.

o  Joined Deutsche Asset Management in 2017; previously served as the Head of
   North American Property Equities and Portfolio Manager at Henderson Global
   Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 2002.

o  BA in Economics, Duke University; MBA, Finance / Management and Strategy,
   Kellogg School of Management, Northwestern University.

Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.

                                       30
PROSPECTUS March 31, 2017                                         Fund Details

[GRAPHIC APPEARS HERE]

Investing in the Funds

This prospectus offers the share classes noted on the front cover. All classes of a fund have the same investment objective and investments, but each class has its own fees and expenses, offering you a choice of cost structures:

o  CLASS A SHARES, CLASS T SHARES AND CLASS C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o  CLASS R SHARES, CLASS R6 SHARES, INSTITUTIONAL CLASS SHARES AND CLASS S
   SHARES are only available to particular investors or through certain programs, as described below.

Your financial advisor may also charge you additional fees, commissions or other charges.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account.

If you're investing directly with Deutsche Asset Management, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those. Refer to Appendix B "Sales Charge Waivers and
Discounts Available Through Intermediaries" for information about available sales charge waivers and discounts through certain intermediaries.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in a fund or similar funds, please refer to
apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).

CHOOSING A SHARE CLASS

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.

We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.


CLASSES AND FEATURES               POINTS TO HELP YOU COMPARE
 CLASS A
 o Sales charge of up to 5.75%  o Some investors may be able to
   charged when you buy shares     reduce or eliminate their sales
                                   charge; see "Class A Shares"
 o In most cases, no charge when   and Appendix B
   you sell shares               o Total annual expenses are
 o Up to 0.25% annual share-       lower than those for Class C
   holder servicing fee
                                 o Distributions are generally
                                   higher than Class C
 CLASS T
 o Sales charge of up to 2.50%   o Only available through certain
   charged when you buy shares     financial intermediaries
 o No charge when you sell       o Generally, lower sales charge
   shares                          than Class A when you buy
                                   shares
 o 0.25% annual distribution/
   shareholder servicing fee     o Total annual expenses are
                                   lower than those for Class C
                                 o Unlike Class A, Class T inves-
                                   tors are not able to reduce or
                                   eliminate their sales charge
                                   using any of the purchase privi-
                                   leges described in "Class A
                                   Shares"
                                 o No exchange privileges
                                 o Distributions are generally
                                   higher than Class C
 CLASS C
 o No sales charge when you buy  o Unlike Class A and Class T,
   shares                          Class C does not have a sales
                                   charge when buying shares,
 o Deferred sales charge of        but has higher annual expenses
   1.00%, charged when you sell    than those for Class A and
   shares you bought within the    Class T and a one year deferred
   last year                       sales charge
 o 0.75% annual distribution fee o Distributions are generally
   and up to 0.25% annual share-   lower than Class A and Class T
   holder servicing fee          o Maximum investment applies
 CLASS R
 o No sales charge when you buy  o Only available to participants in
   shares and no deferred sales    certain retirement plans
   charge when you sell shares   o Distributions are generally
 o 0.25% annual distribution fee   higher than Class C but lower
   and up to 0.25% annual share-   than Class A, Class T, Class S or
   holder servicing fee            Institutional Class


                                       31
PROSPECTUS March 31, 2017                               Investing in the Funds


 CLASS R6
 o No sales charge when you buy   o Only available to participants in
   shares and no deferred sales     certain retirement plans
   charge when you sell shares
 INSTITUTIONAL CLASS
 o No sales charge when you buy  o Only available to certain institu-
   shares and no deferred sales    tional investors; typically
   charge when you sell shares     $1,000,000 minimum initial
                                   investment
                                 o Distributions are generally
                                   higher than Class A, T, C and R,
                                   and may be higher than Class
                                   S, depending on relative
                                   expenses
 CLASS S
 o No sales charge when you buy  o Limited availability, see "Eligi-
   shares and no deferred sales   bility Requirements" under
   charge when you sell shares    "Class S Shares"


The sales charge on purchases of Class A and Class T shares and the contingent deferred sales charge (CDSC) on redemptions of Class A and Class C shares are paid to the fund's distributor, DDI, who may distribute all or a portion of the sales charge to your financial advisor. In certain instances described below, a sales charge may be waived by DDI or your financial advisor. If your financial advisor agrees to waive any sales charge due to it from DDI, DDI will not collect the sales charge on your investment or redemption.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from each fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers. In all instances, it is the shareholder's responsibility to notify a fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from each fund or through another intermediary.

CLASS A SHARES

Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.

Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares have an up-front sales charge that varies with the amount you invest:


                               FRONT-END SALES       FRONT-END SALES
                                   CHARGE AS %   CHARGE AS % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)     NET INVESTMENT(2)
--------------------  ------------------------  --------------------
Under $50,000         5.75%                     6.10%
--------------------  -----                     -----
$  50,000-$99,999     4.50                      4.71
-----------------     -----                     -----
$100,000-$249,999     3.50                      3.63
-----------------     -----                     -----
$250,000-$499,999     2.60                      2.67
-----------------     -----                     -----
$500,000-$999,999     2.00                      2.04
-----------------     -----                     -----
$1 million or more                 see below              see below
--------------------  ------------------------  --------------------


(1)   The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2)   Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

o  you indicate your intent in writing to invest at least $50,000 in any share class of any retail Deutsche fund (excluding direct purchase of Deutsche money market funds) over the next 24 months (Letter of Intent);

o  your holdings in all share classes of any retail Deutsche fund (excluding shares in Deutsche money market funds for which a sales charge has not previously been paid and computed at the maximum offering price at the time of the purchase for which the discount is applicable for Class A shares)
   you already own plus the amount you're investing now in Class A shares is at least $50,000 (Cumulative Discount); or

o  you are investing a total of $50,000 or more in any share class of two or more retail Deutsche funds (excluding direct purchases of Deutsche money market funds) on the same day (Combined Purchases).

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Deutsche funds. This includes, for example, investments held in a retirement account, an employee benefit plan or with a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial

                                       32
PROSPECTUS March 31, 2017                               Investing in the Funds

advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

Information about sales charge discounts is available free of charge. Please visit deutschefunds.com, refer to the section entitled "Purchase and Redemption of Shares" in each fund's Statement of Additional Information or consult with your financial advisor. Certain intermediaries may provide different sales charge discounts which are described under "Sales Charge Waivers and Discounts
Available Through Intermediaries" in Appendix B to this prospectus.

IN CERTAIN CIRCUMSTANCES LISTED BELOW, YOU MAY BE ABLE TO BUY CLASS A SHARES
WITHOUT A SALES CHARGE. In addition, certain intermediaries may provide different sales charge waivers. These waivers and the applicable intermediaries are described under "Sales Charge Waivers and Discounts Available Through
Intermediaries" in Appendix B to this prospectus. Your financial advisor or
Shareholder Services can answer questions and help you determine if you are eligible for any of the sales charge waivers.

CLASS A NAV SALES. Class A shares may be sold at net asset value without a sales charge to:

(1)    investors investing $1 million or more, either as a lump sum or through the sales charge reduction features referred to above (collectively, the
       Large Order NAV Purchase Privilege). The Large Order NAV Purchase
       Privilege is not available if another net asset value purchase privilege is available. Purchases pursuant to the Large Order NAV Purchase
       Privilege may be subject to a CDSC of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months. The
       CDSC is waived under certain circumstances (see below);

(2)    a current or former director or trustee of Deutsche mutual funds;

(3)    an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank AG or its affiliates or of a subadvisor to any fund in the Deutsche funds or of a broker-dealer authorized to sell shares of a fund or service agents of a fund;

(4)    certain professionals who assist in the promotion of Deutsche funds pursuant to personal services contracts with DDI, for themselves or immediate members of their families;

(5)    any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (2) and (3);

(6)    persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(7)    selected employees (including their spouses or life partners and children or stepchildren age 21 or younger) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a Deutsche fund for their clients pursuant to an agreement with DDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in fund shares qualify;

(8)    unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates,
       Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(9)    persons who purchase such shares through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by DDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by a fund;

(10)   financial service firms that have entered into an agreement with DDI to offer Class A shares through a no-load network, platform or self-directed brokerage account that may or may not charge transaction fees to their clients. Refer to the section entitled "Sales Charge
       Waivers and Discounts Available Through Intermediaries" for information about available sales charge waivers through certain intermediaries;

(11)   Deutsche AM/ExpertPlan 403(b) Plans established prior to October 1,
       2003, provided that the Deutsche AM/ExpertPlan 403(b) Plan is a participant-directed plan that has not less than 200 eligible employees;

(12)   defined contribution investment only plans with a minimum of $1 million in plan assets regardless of the amount allocated to the Deutsche funds.
       For purposes of this sales charge waiver, "defined contribution investment only plans" do not include SEP IRAs, SIMPLE IRAs, or Salary
       Reduction Simplified Employee Pension Plans (SARSEPs);

In addition, Class A shares may be sold at net asset value without a sales charge in connection with:

(13)   the acquisition of assets or merger or consolidation with another investment company, and under other circumstances deemed appropriate by
       DDI and consistent with regulatory requirements;

                                       33
PROSPECTUS March 31, 2017                               Investing in the Funds

(14)   a direct "roll over" of a distribution from a Deutsche AM/ExpertPlan
       403(b) Plan or from participants in employer sponsored employee benefit plans maintained on the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates into a Deutsche AM IRA;

(15)   reinvestment of fund dividends and distributions;

(16)   exchanging an investment in Class A shares of another fund in the
       Deutsche funds for an investment in a fund; and

(17)   exchanging an investment in Class C shares of the fund for an investment in Class A shares of the same fund pursuant to one of the exchange privileges described in the prospectus.

Class A shares also may be purchased at net asset value without a sales charge in any amount by members of the plaintiff class in the proceeding known as
Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et
al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and has expired for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class."
Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (i)
Proposed Settlement with Defendants; and (ii) Hearing to Determine Fairness of
Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of fund shares at net asset value pursuant to this privilege, DDI may in its discretion pay dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by
DDI. The privilege of purchasing Class A shares of a fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

The Class A CDSC for shares purchased through the Large Order NAV Purchase
Privilege will be waived in the event of:

(1)    redemptions by a participant-directed qualified retirement plan described in Internal Revenue Code of 1986, as amended (Code) Section
       401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district;

(2)    redemptions by (i) employer-sponsored employee benefit plans using the subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates; or (ii)
       Deutsche AM/ExpertPlan 403(b) Plans;

(3)    redemption of shares of a shareholder (including a registered joint owner) who has died;

(4)    redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security
       Administration);

(5)    redemptions under a fund's Systematic Withdrawal Plan at a maximum of
       12% per year of the net asset value of the account; and

(6)    redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans.

In addition, certain intermediaries may provide different Class A CDSC waivers.
These waivers and the applicable intermediaries are described under "Sales
Charge Waivers and Discounts Available Through Intermediaries" in Appendix B to
this prospectus.

CLASS T SHARES

Class T shares may make sense for long-term investors. Exchanges from Class T shares of a fund are not permitted to any other class of the fund or any other
Deutsche funds.

Class T shares are available only to investors through certain third party financial intermediaries. Not all financial intermediaries make Class T shares available to their clients. Consult a representative of your financial intermediary about the availability of Class T shares of each fund and the intermediary's policies, procedures, and other information.

Class T shares have a 12b-1 plan, under which a distribution fee and/or shareholder servicing fee of 0.25% is deducted from class assets each year.
Because the 12b-1 fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class T shares of each fund and all Deutsche funds that offer Class T have an up-front sales charge that varies with the amount you invest:

                                       34
PROSPECTUS March 31, 2017                               Investing in the Funds


                                 FRONT-END SALES         FRONT-END SALES
                                   CHARGE AS A %   CHARGE AS A % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2,3)       NET INVESTMENT(2)
--------------------  --------------------------  ----------------------
Under $250,000                    2.50%                     2.56%
--------------------              ----                      ----
$250,000-$499,999                 2.00                      2.04%
-----------------                 ----                      ----
$500,000-$999,999                 1.50                      1.52%
-----------------                 ----                      ----
$1 million or more                1.00                      1.01%
--------------------              ----                      ----


(1)   The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2)   Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.
(3)   Subsequent purchases cannot be aggregated with prior purchases to qualify for a reduced sales charge.

Information about sales charge discounts is available free of charge. Please visit deutschefunds.com, refer to the section entitled "Purchase and Redemption of Shares" in each fund's Statement of Additional Information or consult with your financial advisor.

There are generally no sales charge waivers for Class T purchases. However, the sales charge will be waived if you are reinvesting dividends or distributions.

Unlike Class A shares, purchases of Class T shares are not subject to any sales charge reduction features such as Letters of Intent, Cumulative Discounts,
Combined Purchases or a Large Order NAV Purchase Privilege and a sales charge will be assessed on each separate Class T purchase in any Deutsche fund.
Therefore, depending on the number and amount of purchases in Class T shares, you could end up paying more in sales charges on Class T shares than you would for similar purchases in Class A shares.

Class T shares are not subject to a deferred sales charge.

CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.

With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of the distribution fee, the annual expenses for Class C shares are higher than those for Class A and Class T shares (and the performance of Class C shares is correspondingly lower than that of Class A and Class T shares).

Class C shares have a CDSC, but only on shares you sell within one year of buying them:


YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------
First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----


This CDSC is waived under certain circumstances described below.

(1)    redemptions by (i) employer-sponsored employee benefit plans using the subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates; or (ii)
       Deutsche AM/ExpertPlan 403(b) Plans;

(2)    redemption of shares of a shareholder (including a registered joint owner) who has died;

(3)    redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security
       Administration);

(4)    redemptions under a fund's Systematic Withdrawal Plan at a maximum of
       12% per year of the net asset value of the account;

(5)    redemption of shares by an employer-sponsored employee benefit plan that offers funds in addition to Deutsche funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly;

(6)   redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and  distribution fees applicable to such shares and has agreed to receive such fees quarterly;

(7)    redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section
       72(t)(2)(A)(iv) prior to age 59 1/2; and

(8)    redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Deutsche AM IRA accounts).

Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible for a CDSC waiver. In addition, certain intermediaries may provide different CDSC waivers. These waivers and the applicable intermediaries are described under "Sales Charge Waivers and
Discounts Available Through Intermediaries" in Appendix B to this prospectus.

While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

Orders to purchase Class C shares in excess of $500,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-
sponsored employee benefit plans.

                                       35
PROSPECTUS March 31, 2017                               Investing in the Funds

Effective April 10, 2017, shareholders who have held their Class C shares for
10 years or more may request an exchange of their Class C shares for Class A shares in the same fund. No sales charges or other charges will apply to any such exchanges. You may be asked by your financial advisor or Shareholder
Services for certain documents to verify your eligibility for this exchange privilege. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares for Class A shares in the same fund.

CLASS R SHARES

Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

ELIGIBILITY REQUIREMENTS. You may buy Class R shares if you are a participant in certain retirement plan platforms that offer Class R shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

o  Individual Retirement Accounts (IRAs)

CLASS R6 SHARES

Class R6 shares have no initial sales charge, deferred sales charge or 12b-1 fees.

ELIGIBILITY REQUIREMENTS. You may buy Class R6 shares if you are a participant in certain retirement plan platforms that offer Class R6 shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

Class R6 shares generally are not available to retail non-retirement accounts, traditional individual retirement accounts (IRAs), Roth IRAs, Coverdell education savings accounts, SEPs, SARSEPs, SIMPLE IRAs, or individual 403(b)
plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no initial sales charge, deferred sales charge or 12b-1 fees.

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order.

ELIGIBILITY REQUIREMENTS. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

o  An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan.

o  A plan administered as a college savings plan under Section 529 of the
   Internal Revenue Code.

o  A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche mutual funds.

o  An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Deutsche funds or a broker-dealer authorized to sell shares in the funds.

INVESTMENT MINIMUM

The minimum initial investment is waived for:

o  Investment advisory affiliates of Deutsche Bank Securities, Inc. or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o  Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche funds.

o  An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Deutsche funds or a broker-dealer authorized to sell shares of the funds.

o  Registered investment advisors who trade through platforms approved by the
   Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o  Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o  Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific

                                       36
PROSPECTUS March 31, 2017                               Investing in the Funds

employee benefit plans (or family of plans) whose aggregate investment in
Institutional Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.

CLASS S SHARES

Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below.
The following investors may purchase Class S shares of Deutsche funds either
(i) directly from DDI, each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the Deutsche funds as of December 31, 2004:

o  Existing shareholders of Class S shares of any Deutsche fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any
   Deutsche fund. (This provision applies to persons who in the future become
   Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class
   S shares through the fee-based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o  A person who certifies that they are a participant in a "Deutsche AM retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a Deutsche AM retirement plan is defined as (i) an employer sponsored employee benefit plan made available through ADP, Inc.
   and/or its affiliates under an alliance between ADP, Inc. and Deutsche
   Asset Management or its affiliates; or (ii) a 403(b) plan for which
   ExpertPlan, Inc., a subsidiary of Ascensus, Inc., provides recordkeeping services and Deutsche AM Trust Company acts as the custodian.

o  A person who certifies that they are a participant who owns Class S shares of any Deutsche fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o  Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a Deutsche AM IRA made through a rollover facilitator having a relationship with Deutsche Asset
   Management.

o  Any person that has an existing account with Deutsche Bank Wealth Management
   ("Deutsche Bank WM") but who no longer meets the eligibility requirements to maintain an account with Deutsche Bank WM may open a new account in
   Class S shares of any Deutsche fund.

o  Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to funds-of-funds managed by the Advisor or its affiliates.

o  A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a Deutsche
   AM IRA.

o  Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class
   S shares.

The following additional investors may purchase Class S shares of Deutsche funds in connection with certain programs or plans.

o  Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee-based program.

o  Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o  Plans administered as college savings plans under Section 529 of the
   Internal Revenue Code.

o  Persons who purchase shares through a Health Savings Account or a Voluntary
   Employees' Benefit Association ("VEBA") Trust.

DDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

 BUYING, EXCHANGING AND SELLING CLASS A, CLASS C, CLASS R, CLASS R6,
 INSTITUTIONAL CLASS AND CLASS S SHARES

TO CONTACT DEUTSCHE ASSET MANAGEMENT

BY PHONE

(800) 728-3337

                                       37
PROSPECTUS March 31, 2017                               Investing in the Funds

BY MAIL


TYPE               ADDRESS
-----------------  ---------------------------
EXPEDITED MAIL
  All Requests     Deutsche Asset Management
-----------------
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     Deutsche Asset Management
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       Deutsche Asset Management
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    Deutsche Asset Management
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557


     HOW TO BUY SHARES
Please note that your account cannot be opened until we receive a completed account application.

MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----


For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section
529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.

THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.

BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "Deutsche Asset Management" for the required initial minimum investment for the share class you have selected.

Once your account is established, to make additional investments, send a check made payable to "Deutsche Asset Management" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.

BY AUTOMATIC INVESTMENT PLAN (NOT AVAILABLE FOR INSTITUTIONAL CLASS)

If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic
Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after Deutsche Asset Management has received the request. Each fund may immediately terminate a shareholder's
Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.

OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.

BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call Deutsche Asset
Management and use our automated system to place your QuickBuy purchase using the Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at
deutschefunds.com to set up on-line access to your account(s), or log in to the
Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your Deutsche fund account(s).

BY WIRE (FOR ADDITIONAL INSTITUTIONAL CLASS INVESTMENTS ONLY). You may buy
shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m.
Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

                                       38
PROSPECTUS March 31, 2017                               Investing in the Funds

WIRE DETAILS


Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        Deutsche Asset Management
---------------- --------------------------------
DDA Number       9903-5552
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
----------------  applicable, class name)
                 --------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.

     HOW TO EXCHANGE SHARES
REQUIREMENTS AND LIMITS


CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------
A C     1,000 minimum into new non-IRA accounts per
------- fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
INST    1,000,000 minimum into new accounts per fund
------- -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
------- fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------


Exchanges between funds are allowed between like share classes only.

THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.

BY PHONE

Call Deutsche Asset Management and use our automated system to place your exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another Deutsche fund on a regular basis. A representative can assist you with establishing this privilege.

ON THE INTERNET

Register at deutschefunds.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another Deutsche fund.

BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.

     HOW TO SELL SHARES
REQUIREMENTS AND LIMITS


CLASS   SELLING SHARES ($)
------- --------------------------------------------
A C     Check redemption:
------- Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
INST    Same as Classes A and C
------- --------------------------------------------
S       Same as Classes A and C
------- --------------------------------------------


THROUGH A FINANCIAL ADVISOR

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.

BY PHONE

Call Deutsche Asset Management and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account. You may elect overnight delivery of your check for a $20 fee ($25 for
Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O.
Box.

OTHER WAYS TO SELL SHARES

The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.

BY PHONE USING QUICKSELL. Call Deutsche Asset Management and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH)
to your bank. Transactions generally take two to three days to be completed.
For accounts with $5,000 or more, you may

                                       39
PROSPECTUS March 31, 2017                               Investing in the Funds

also establish a Systematic Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.

ON THE INTERNET. Register at deutschefunds.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.

BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.

Some redemptions can only be ordered in writing with a Medallion Signature
Guarantee. For more information, please contact Deutsche Asset Management (see phone number on the back cover).

BY WIRE. You may sell shares by wire only if your account is authorized to do
so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request.
For your protection, you may not change the destination bank account over the phone. To sell by wire, call Deutsche Asset Management and either use the automated system or speak with a customer service representative to request your redemption. After you inform us of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m.
Eastern time to wire to your account the next business day.

 HOW TO BUY, SELL AND EXCHANGE CLASS R
     SHARES
If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent
("shareholder servicing agent"). Contact them for details on how to enter and pay for your order. Shareholder servicing agents include brokers, financial representatives or any other bank, dealer or other institution that have a sub-shareholder servicing agreement with the funds.

Shareholder servicing agents may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to shareholder servicing agents for distribution, administrative and promotional services.

There is no minimum investment with respect to Class R shares.

Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account.

IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R shares to a Deutsche AM IRA account by reinvesting up to the full amount of your distribution in Class A shares of any Deutsche fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a Deutsche Class R share IRA are not permitted.

 HOW TO BUY, SELL AND EXCHANGE CLASS R6
     SHARES
If your retirement plan sponsor has selected Class R6 shares as an investment option, you may buy Class R6 shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("shareholder servicing agent"). Contact them for details on how to enter and pay for your order.

Shareholder servicing agents may charge additional fees to investors for those services, such as cash management or special trust or retirement investment reporting.

There is no minimum investment with respect to Class R6 shares.

Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account and how to buy, sell and exchange
Class R6 shares.

IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R6 shares to a Deutsche AM IRA account by reinvesting up to the full amount of your distribution in Class A shares of any Deutsche fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R6 shares, you will lose the privilege of purchasing Class R6 shares in the future.

                                       40
PROSPECTUS March 31, 2017                               Investing in the Funds

     HOW TO BUY AND SELL CLASS T SHARES

THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account as well as redemptions on your account.

Please note that your account cannot be opened until we receive a completed account application.

MINIMUM INITIAL INVESTMENT ($)


                                    AUTOMATIC
                          UGMAS/   INVESTMENT
       NON-IRA    IRAS     UTMAS        PLANS
     ---------  ------  --------  -----------
T     1,000      500     1,000        500
---   -----      ---     -----        ---


For participants in all group retirement plans there is no minimum initial investment and no minimum additional investment for Class T. The minimum additional investment in all other instances is $50.

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS (NOT APPLICABLE TO CLASS R6)

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any recordkeeping/sub-transfer agency/

networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the
Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional
Information as payable to all financial advisors. For example, the Advisor, the
Distributor and/or their affiliates may compensate financial advisors for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund
"supermarket" platforms and other formal sales programs; granting the
Distributor access to the financial advisor's sales force; granting the
Distributor access to the financial advisor's conferences and meetings;
assistance in training and educating the financial advisor's personnel; and
obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor's and/or its affiliates' payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor's fund transactions.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the
Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional Information, which is available to you on request at no charge
(see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from
ExpertPlan Inc., a subsidiary of Ascensus, Inc., on the Deutsche AM-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the
Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.

                                       41
PROSPECTUS March 31, 2017                               Investing in the Funds

It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.

POLICIES YOU SHOULD KNOW ABOUT

Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by a fund and may be compensated by a fund.

POLICIES ABOUT TRANSACTIONS

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open.
Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00
p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

In accordance with requirements under anti-money laundering regulations, we may request additional information and/or documents to verify your identity. This information includes, but is not limited to, your name, address, date of birth and other identifying documentation. If after reasonable effort we are unable to obtain this information to verify your identity, in accordance with federal regulations, within the time frames established by each fund, we will provide you with written notification and we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact
Deutsche Asset Management if you have any questions. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.

In the exercise of its sole discretion, each fund at any time may, without prior notice, refuse, cancel, limit or rescind any purchase; cancel or rescind any purchase order placed through a financial intermediary no later than the business day after the order is received by the financial intermediary; freeze account activity; and/or involuntarily redeem and close an existing account.
Specifically, each fund reserves the right to involuntarily redeem an account
(i) in case of actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or
(ii) if the account owner fails to provide legally required information, including information and/or documentation related to identity verification, to each fund. Each fund is not required to provide justification to a potential or existing shareholder for taking any such action. Please be advised that if each fund involuntarily redeems and closes your account, under tax laws, you may be required to recognize a gain or a loss or otherwise incur tax consequences.

With certain limited exceptions, only US residents may invest in each fund.

Because orders placed through a financial advisor must be forwarded to the transfer agent, you'll need to allow extra time for your order to be processed.
Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

SUB-MINIMUM BALANCES FOR CLASS A, T AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).

SUB-MINIMUM BALANCES FOR INSTITUTIONAL CLASS. Each fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.

SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic
Investment Plan funded with $50 or more per month in subsequent investments);
or below $250 for retirement

                                       42
PROSPECTUS March 31, 2017                               Investing in the Funds

accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).

ACCOUNT MAINTENANCE FEE FOR CLASSES A, C AND S. Each fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.

The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in Deutsche fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to
Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell
Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of Deutsche fund materials by registering on
deutschefunds.com or by calling the telephone number on the back cover.

OVERNIGHT DELIVERY OF DEUTSCHE FUND MATERIALS. You may request to receive a paper copy of any Deutsche fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its
Advisor and transfer agent, will monitor changes in investment direction (CID)
by a shareholder within a fund. A CID is a transaction opposite to the prior transaction, which can be a purchase, redemption or exchange. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same Deutsche fund (excluding money market funds) over a rolling 12-month period. A
"roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares.
Shareholders with four or more roundtrip transactions in the same Deutsche fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that Deutsche fund for 12 months.
Each fund reserves the right to extend or maintain a block beyond 12 months if it deems that the shareholder's activity was harmful to the fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a Deutsche fund are not affected by the four roundtrip transaction limitation.

Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.

In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of

                                       43
PROSPECTUS March 31, 2017                               Investing in the Funds

a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the Deutsche funds' policy, may permit certain transactions not permitted by the Deutsche funds' policies, or prohibit transactions not subject to the Deutsche funds' policies.

The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each Fund Calculates Share Price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the
Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The
Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity.
Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.

Each fund's market timing policies and procedures may be modified or terminated at any time.

THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling Deutsche
Asset Management at the phone number on the back cover. You can use our automated phone service to get information on Deutsche funds generally and on accounts held directly at Deutsche Asset Management. You can also use this service to request share transactions.

TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so.
Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.

EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a
US bank, a bank or Federal Funds wire transfer or an electronic bank transfer.
Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to Deutsche Asset Management and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.

SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. Deutsche Asset Management accepts Medallion Signature
Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings

                                       44
PROSPECTUS March 31, 2017                               Investing in the Funds

and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.

SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may
require additional documentation. Please call Deutsche Asset Management (see phone number on the back cover) or contact your financial advisor for more information.

WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, we use the first day of the month in which you bought shares to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into that were originally purchased prior to
April 1, 2016, a CDSC may be imposed based on the CDSC schedule of the fund you exchanged into, which may differ from the schedule for the fund you exchanged out of; your shares will retain their original cost and purchase date. Shares of the fund acquired in an exchange from shares of another fund purchased on or after April 1, 2016 that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.

IF YOU SELL SHARES IN A DEUTSCHE FUND FOR WHICH YOU PAID A SALES CHARGE AND
THEN DECIDE TO INVEST WITH DEUTSCHE ASSET MANAGEMENT AGAIN WITHIN SIX MONTHS,
you may be able to take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Deutsche fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left Deutsche Asset Management (this may result in a tax liability for federal income tax purposes). You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a Deutsche fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.

The reinstatement feature is not available to Class T shareholders. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

CLASS A TO INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors
who have invested in Class A shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class A shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. DDI may agree with financial intermediaries to allow this exchange privilege outside of pre-arranged, multiple client transactions.
Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of
Class A shares of a fund for Institutional Class shares of the same fund.

CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or who are transferring to such a program, may become eligible to invest in Class S shares. Subject to the discretion of the
Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for
Class S shares of the same fund.

CLASS A OR CLASS C TO CLASS T IN THE SAME FUND EXCHANGE PRIVILEGE. Investors
who have invested in Class A or Class C shares through a broker-dealer or other financial intermediary, bank or registered investment adviser, may become eligible to invest in Class T shares. Subject to the discretion of the
Distributor, such shareholders may exchange their Class A or Class C shares for
Class T shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm where the Class T shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A or Class C shares of a fund for Class T shares of the same fund. Financial intermediaries may have their own policies and procedures about exchanges into Class T.

                                       45
PROSPECTUS March 31, 2017                               Investing in the Funds

CLASS C TO CLASS A, CLASS S OR INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE
PRIVILEGE. Investors who either (i) have invested in Class C shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in
Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares,
Class S shares or Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares, Class S shares or Institutional Class shares are available. DDI may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse DDI for a portion of any CDSC that DDI would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by DDI to the financial intermediary in connection with the initial sale of the Class C shares. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature.
Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares,
Class S shares or Institutional Class shares of the same fund.

CLASS S TO INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors
who have invested in Class S shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class S shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will generally be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. DDI may agree with financial intermediaries to allow this exchange privilege outside of pre-arranged, multiple-client transactions.
Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of
Class S shares of a fund for Institutional Class shares of the same fund.

CLASS A, CLASS R, CLASS S OR INSTITUTIONAL CLASS TO CLASS R6 IN THE SAME FUND
EXCHANGE PRIVILEGE. Investors who have invested in Class A, Class R, Class S or
Institutional Class shares through a retirement plan platform with plan-level or omnibus accounts held on the books of the fund may potentially become eligible to invest in Class R6 shares by reason of their participation in such a plan. Exchanges under this privilege are subject to the discretion of the
Distributor and will be processed only as part of a prearranged, plan-level transaction with a qualifying retirement plan program. If an exchange by a qualifying retirement plan program is approved, investors holding Class A,
Class R, Class S or Institutional Class shares through such retirement plan will exchange those shares for Class R6 shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange.
Investors should contact their retirement plan servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of
Class A, Class R, Class S or Institutional Class shares of a fund for Class R6 shares of the same fund.

MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine

                                       46
PROSPECTUS March 31, 2017                               Investing in the Funds

closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other Rights We Reserve."

HOW EACH FUND CALCULATES SHARE PRICE

To calculate net asset value, or NAV, each share class uses the following equation:


        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING


The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for
Class A and Class T shares it will be adjusted to allow for any applicable sales charge (see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see "Choosing a Share Class"). To obtain the fund's most recent share price, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT
PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use
methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market)
and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage"
and other harmful trading practices. (See "Market timing policies and procedures.")

TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN
FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o  withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o  reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o  refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o  close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or
   CDSC); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o  pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which are subject to market risk until sold, may incur taxes and typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o  change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)

UNDERSTANDING DISTRIBUTIONS AND TAXES

Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for

                                       47
PROSPECTUS March 31, 2017                               Investing in the Funds

more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) Each fund may not always pay a dividend or other distribution for a given period.

Deutsche Global Real Estate Securities Fund intend to pay dividends and distributions of investment income to shareholders annually. Deutsche Global
Infrastructure Fund and Deutsche Real Estate Securities Fund intend to pay dividends and distributions of investment income to shareholders quarterly in
March, June, September and December. Any net gain from written option premiums is generally considered short-term gain. Any undistributed realized capital gains are paid annually in December. Each other fund intends to pay distributions from realized capital gains annually, usually in December. Each fund may make distributions at other times as needed.

Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received by shareholders and paid by the fund on December 31 of that year, if such dividends are actually paid in January of the following year.

For federal income tax purposes, income and capital gain dividends are generally taxable to shareholders. However, dividends, regardless of character, received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be currently taxable.

YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS, WHETHER ORDINARY OR CAPITAL GAIN
DIVIDENDS, AND OTHER DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX
CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., an account maintenance fee), you may incur a tax liability.

THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and transactions involving your shares generally depends on their type:


GENERALLY TAXED AT NET CAPITAL      GENERALLY TAXED AT ORDINARY
GAIN RATES:                         INCOME RATES:
 FUND DISTRIBUTIONS
 o gains from the sale of securi- o gains from the sale of securi-
   ties held (or treated as held)   ties held (or treated as held)
   by a fund for more than one      by a fund for one year or less
   year                           o all other taxable income
 o qualified dividend income
 TRANSACTIONS INVOLVING FUND
 SHARES
 o gains from selling fund        o gains from selling fund
   shares held for more than        shares held for one year or
   one year                         less


ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND MAY BE SUBJECT TO
FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders of Deutsche Real Estate Securities
Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. Each of Deutsche Global Infrastructure Fund and Deutsche Global Real Estate Securities Fund may elect to pass through to its shareholders a credit or deduction for foreign taxes it has paid if at the end of its fiscal year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.

Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Each fund's use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Distributions to individuals and other noncorporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable net capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.

Dividends received by a fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income

                                       48
PROSPECTUS March 31, 2017                               Investing in the Funds

received by such REIT. Distributions received by a fund from REITs will not be eligible for the dividends received deduction.

Certain types of income received by a fund from REITs, real estate mortgage investment conduits ("REMICs"), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as "excess inclusion income." To fund shareholders such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income ("UBTI") for those shareholders who would otherwise be exempt from federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not generally be offset by net operating losses; (3) not be eligible for reduced US withholding for non-US shareholders, including shareholders from tax treaty countries; and (4) cause the fund to be subject to tax if certain "disqualified organizations" are fund shareholders.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH
YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Because the REITs invested in by Deutsche Real Estate Securities Fund and
Deutsche Global Real Estate Securities Fund do not provide complete information about the taxability of the REIT's distributions until after the calendar year-end, in order to determine how much of a fund's distribution is taxable to shareholders, the fund may request permission from the IRS each year for an extension of time to issue Form 1099-DIV.

A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes taxable dividends, including any capital gain dividends paid by a fund, and net gains recognized on the sale, redemption or exchange of shares of a fund.

IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a dividend, which may be taxable to you. You can avoid this by investing after a fund pays a dividend. In tax-advantaged accounts you generally do not need to worry about this.

If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares held in a taxable account.

CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction to the extent of the amount of eligible dividends received by a fund from domestic corporations for the taxable year, provided certain holding period and other requirements are met.

Deutsche Real Estate Securities Fund and Deutsche Global Real Estate Securities
Fund do not expect a significant portion of their distributions to be eligible for the corporate dividends received deduction.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences. Special tax rules apply to individuals investing through tax-advantaged investment plans. Please consult your own tax advisor with respect to the tax consequences of an investment in a fund through such plan.

The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of
Additional Information.

                                       49
PROSPECTUS March 31, 2017                               Investing in the Funds

[GRAPHIC APPEARS HERE]

Financial Highlights

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see
"Shareholder reports" on the back cover). Because Class T shares of each fund had not commenced operations prior to the date of this prospectus, financial highlights information is not available for Class T shares.

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS A


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  21.20     $  23.62     $  19.55     $  21.23     $  19.01
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .41          .35          .34          .42          .37
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)        1.01          .16         5.74       (  .49)        2.85
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.42          .51         6.08       (  .07)        3.22
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .51)      (  .40)      (  .41)      (  .52)      (  .32)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (1.94)      (2.53)      (1.60)      (1.09)      (  .68)
-------------------------------------------  --------     --------     --------     --------     --------
  Return of capital                            (  .06)           -            -            -            -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.51)      (2.93)      (2.01)      (1.61)      (1.00)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  20.11     $  21.20     $  23.62     $  19.55     $  21.23
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)(b)                              6.75         2.58        31.34       (  .44)       17.04
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            287          321          458          471          456
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .98          .98          .96          .96          .99
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.88         1.50         1.51         1.92         1.77
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       153          150          134          108          108
-------------------------------------------  --------     --------     --------     --------     --------


(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
*          Amount is less than $.005.

                                       50
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS C


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  21.44     $  23.86     $  19.73     $  21.42     $  19.17
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .28          .21          .20          .27          .24
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)        1.00          .15         5.78       (  .50)        2.86
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.28          .36         5.98       (  .23)        3.10
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .37)      (  .25)      (  .25)      (  .37)      (  .17)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (1.94)      (2.53)      (1.60)      (1.09)      (  .68)
-------------------------------------------  --------     --------     --------     --------     --------
  Return of capital                            (  .06)           -            -            -            -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.37)      (2.78)      (1.85)      (1.46)      (  .85)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  20.35     $  21.44     $  23.86     $  19.73     $  21.42
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)(b)                              5.98         1.87        30.44       (1.16)       16.23
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             48           46           55           43           43
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.66         1.66         1.66         1.68         1.67
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.25          .93          .87         1.22         1.12
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       153          150          134          108          108
-------------------------------------------  --------     --------     --------     --------     --------


(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
*          Amount is less than $.005.

                                       51
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  21.21     $  23.64     $  19.56     $  21.24     $  19.03
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .36          .32          .30          .36          .31
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .98          .12         5.72       (  .50)        2.85
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.34          .44         6.02       (  .14)        3.16
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .44)      (  .34)      (  .34)      (  .45)      (  .27)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (1.94)      (2.53)      (1.60)      (1.09)      (  .68)
-------------------------------------------  --------     --------     --------     --------     --------
  Return of capital                            (  .06)           -            -            -            -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.44)      (2.87)      (1.94)      (1.54)      (  .95)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  20.11     $  21.21     $  23.64     $  19.56     $  21.24
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 6.36         2.24        30.98       (  .74)       16.68
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             35           31           32           22           22
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.30         1.31         1.27         1.26         1.28
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.63         1.37         1.31         1.64         1.50
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       153          150          134          108          108
-------------------------------------------  --------     --------     --------     --------     --------


(a)        Based on average shares outstanding during the period.
*          Amount is less than $.005.

                                       52
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R6


                                                     YEARS ENDED
                                                     DECEMBER 31,            PERIOD ENDED
                                                 2016            2015        12/31/14(A)
                                            --------------  --------------  -------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  21.18        $  23.60        $  23.30
------------------------------------------    --------        --------        --------
Income (loss) from investment operations:
  Net investment income(b)                         .54             .60             .26
-------------------------------------------   --------        --------        --------
  Net realized and unrealized gain (loss)          .99             .01            1.83
-------------------------------------------   --------        --------        --------
  TOTAL FROM INVESTMENT OPERATIONS                1.53             .61            2.09
-------------------------------------------   --------        --------        --------
Less distributions from:
  Net investment income                         (  .62)         (  .50)         (  .29)
-------------------------------------------   --------        --------        --------
  Net realized gains                            (1.94)         (2.53)         (1.50)
-------------------------------------------   --------        --------        --------
  Return of capital                             (  .06)              -               -
-------------------------------------------   --------        --------        --------
  TOTAL DISTRIBUTIONS                           (2.62)         (3.03)         (1.79)
-------------------------------------------   --------        --------        --------
Redemption fees                                    .00***          .00***          .00***
-------------------------------------------   --------        --------        --------
NET ASSET VALUE, END OF PERIOD                $  20.09        $  21.18        $  23.60
-------------------------------------------   --------        --------        --------
Total Return (%)                                  7.24            3.03            9.05**
-------------------------------------------   --------        --------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)            201             150             .02
-------------------------------------------   --------        --------        --------
Ratio of expenses (%)                              .53             .53             .55*
-------------------------------------------   --------        --------        --------
Ratio of net investment income (%)                2.44            2.63            3.09*
-------------------------------------------   --------        --------        --------
Portfolio turnover rate (%)                        153             150             134(c)
-------------------------------------------   --------        --------        --------


(a)   For the period from August 25, 2014 (commencement of operations) to
      December 31, 2014.
(b)   Based on average shares outstanding during the period.
(c)   Represents the Fund's portfolio turnover for the year ended December
      31, 2014.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       53
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  21.18     $  23.60     $  19.54     $  21.22     $  18.99
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .50          .44          .44          .48          .46
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .99          .15         5.71       (  .48)        2.85
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.49          .59         6.15            -         3.31
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .59)      (  .48)      (  .49)      (  .59)      (  .40)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (1.94)      (2.53)      (1.60)      (1.09)      (  .68)
-------------------------------------------  --------     --------     --------     --------     --------
  Return of capital                            (  .06)           -            -            -            -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.59)      (3.01)      (2.09)      (1.68)      (1.08)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  20.08     $  21.18     $  23.60     $  19.54     $  21.22
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 7.09         2.95        31.74       (  .09)       17.54
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            558          577          833          614          792
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .63          .62          .63          .62          .60
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               2.27         1.90         1.94         2.18         2.17
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       153          150          134         1.08          108
-------------------------------------------  --------     --------     --------     --------     --------


(a)   Based on average shares outstanding during the period.
*     Amount is less than $.005.

                                       54
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS S


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  21.32     $  23.74     $  19.64     $  21.33     $  19.09
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .49          .44          .44          .48          .43
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)        1.00          .14         5.72       (  .52)        2.86
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.49          .58         6.16       (  .04)        3.29
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .58)      (  .47)      (  .46)      (  .56)      (  .37)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (1.94)      (2.53)      (1.60)      (1.09)      (  .68)
-------------------------------------------  --------     --------     --------     --------     --------
  Return of capital                            (  .06)           -            -            -            -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.58)      (3.00)      (2.06)      (1.65)      (1.05)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  20.23     $  21.32     $  23.74     $  19.64     $  21.33
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 7.04         2.87        31.64       (  .26)       17.35
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            318          285          338          159          131
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .71          .69          .72          .77          .77
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               2.21         1.90         1.95         2.16         2.04
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       153          150          134          108          108
-------------------------------------------  --------     --------     --------     --------     --------


(a)   Based on average shares outstanding during the period.
*     Amount is less than $.005.

                                       55
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS A


                                                                        YEARS ENDED DECEMBER 31,
                                                      2016         2015         2014           2013            2012
                                                  -----------  -----------  -----------  ----------------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.63     $  14.97     $  13.43       $  11.84        $  10.50
------------------------------------------------   --------     --------     --------       --------        --------
Income (loss) from investment operations:
  Net investment income(a)                              .23          .20          .20            .22             .25
------------------------------------------------   --------     --------     --------       --------        --------
  Net realized and unrealized gain (loss)               .80       (2.35)        2.20           1.90            1.43
------------------------------------------------   --------     --------     --------       --------        --------
  TOTAL FROM INVESTMENT OPERATIONS                     1.03       (2.15)        2.40           2.12            1.68
------------------------------------------------   --------     --------     --------       --------        --------
Less distributions from:
  Net investment income                              (  .14)      (  .17)      (  .17)        (  .19)         (  .23)
------------------------------------------------   --------     --------     --------       --------        --------
  Net realized gains                                      -       (  .02)      (  .69)        (  .34)         (  .11)
------------------------------------------------   --------     --------     --------       --------        --------
  TOTAL DISTRIBUTIONS                                (  .14)      (  .19)      (  .86)        (  .53)         (  .34)
------------------------------------------------   --------     --------     --------       --------        --------
Redemption fees                                         .00*         .00*         .00*           .00*            .00*
------------------------------------------------   --------     --------     --------       --------        --------
NET ASSET VALUE, END OF PERIOD                     $  13.52     $  12.63     $  14.97       $  13.43        $  11.84
------------------------------------------------   --------     --------     --------       --------        --------
Total Return (%)(b)                                    8.11       (14.40)       17.95          18.19 (c)       16.14
------------------------------------------------   --------     --------     --------       --------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  901        1,077        1,615            820             307
------------------------------------------------   --------     --------     --------       --------        --------
Ratio of expenses before expense reductions (%)        1.39         1.38         1.37           1.42            1.41
-------------------------------------------------  --------     --------     --------       --------        --------
Ratio of expenses after expense reductions (%)         1.39         1.38         1.37           1.41            1.41
-------------------------------------------------  --------     --------     --------       --------        --------
Ratio of net investment income (%)                     1.70         1.39         1.37           1.74            2.26
-------------------------------------------------  --------     --------     --------       --------        --------
Portfolio turnover rate (%)                              86          136          114            132             171
-------------------------------------------------  --------     --------     --------       --------        --------


(a)   Based on average shares outstanding during the period.
(b)   Total return does not reflect the effect of any sales charges.
(c)   Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       56
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS C


                                                                        YEARS ENDED DECEMBER 31,
                                                      2016         2015         2014           2013            2012
                                                  -----------  -----------  -----------  ----------------  -----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  12.52     $  14.88     $  13.40       $  11.86        $  10.52
------------------------------------------------   --------     --------     --------       --------        --------
Income (loss) from investment operations:
  Net investment income(a)                              .13          .09          .09            .13             .17
------------------------------------------------   --------     --------     --------       --------        --------
  Net realized and unrealized gain (loss)               .78       (2.32)        2.19           1.88            1.43
------------------------------------------------   --------     --------     --------       --------        --------
  TOTAL FROM INVESTMENT OPERATIONS                      .91       (2.23)        2.28           2.01            1.60
------------------------------------------------   --------     --------     --------       --------        --------
Less distributions from:
  Net investment income                              (  .08)      (  .11)      (  .11)        (  .13)         (  .15)
------------------------------------------------   --------     --------     --------       --------        --------
  Net realized gains                                      -       (  .02)      (  .69)        (  .34)         (  .11)
------------------------------------------------   --------     --------     --------       --------        --------
  TOTAL DISTRIBUTIONS                                (  .08)      (  .13)      (  .80)        (  .47)         (  .26)
------------------------------------------------   --------     --------     --------       --------        --------
Redemption fees                                         .00*         .00*         .00*           .00*            .00*
------------------------------------------------   --------     --------     --------       --------        --------
NET ASSET VALUE, END OF PERIOD                     $  13.35     $  12.52     $  14.88       $  13.40        $  11.86
------------------------------------------------   --------     --------     --------       --------        --------
Total Return (%)(b)                                    7.26       (15.01)       17.07          17.21 (c)       15.22
------------------------------------------------   --------     --------     --------       --------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  601          694          884            378             105
------------------------------------------------   --------     --------     --------       --------        --------
Ratio of expenses before expense reductions (%)        2.15         2.15         2.13           2.19            2.20
-------------------------------------------------  --------     --------     --------       --------        --------
Ratio of expenses after expense reductions (%)         2.15         2.15         2.13           2.18            2.20
-------------------------------------------------  --------     --------     --------       --------        --------
Ratio of net investment income (%)                      .95          .66          .59           1.00            1.48
-------------------------------------------------  --------     --------     --------       --------        --------
Portfolio turnover rate (%)                              86          136          114            132             171
-------------------------------------------------  --------     --------     --------       --------        --------


(a)   Based on average shares outstanding during the period.
(b)   Total return does not reflect the effect of any sales charges.
(c)   Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       57
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS R6


                                                              YEARS ENDED
                                                             DECEMBER 31,               PERIOD ENDED
                                                        2016               2015         12/31/14(A)
                                                  ----------------  -----------------  -------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.57          $   14.91         $  15.59
------------------------------------------------     --------          ---------         --------
Income (loss) from investment operations:
  Net investment income(b)                                .31                .29              .15
------------------------------------------------     --------          ---------         --------
  Net realized and unrealized gain (loss)                 .77             (2.40)          (  .05)
------------------------------------------------     --------          ---------         --------
  TOTAL FROM INVESTMENT OPERATIONS                       1.08             (2.11)             .10
------------------------------------------------     --------          ---------         --------
Less distributions from:
  Net investment income                                (  .17)            (  .21)          (  .11)
------------------------------------------------     --------          ---------         --------
  Net realized gains                                        -             (  .02)          (  .67)
------------------------------------------------     --------          ---------         --------
  TOTAL DISTRIBUTIONS                                  (  .17)            (  .23)          (  .78)
------------------------------------------------     --------          ---------         --------
Redemption fees                                           .00***             .00***           .00***
------------------------------------------------     --------          ---------         --------
NET ASSET VALUE, END OF PERIOD                       $  13.48          $   12.57         $  14.91
------------------------------------------------     --------          ---------         --------
Total Return (%)                                         8.58 (c)         (14.22)(c)          .69**
------------------------------------------------     --------          ---------         --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      2                  1              .1
------------------------------------------------     --------          ---------         --------
Ratio of expenses before expense reductions (%)          1.20               1.51             1.06*
-------------------------------------------------    --------          ---------         --------
Ratio of expenses after expense reductions (%)           1.03               1.15             1.06*
-------------------------------------------------    --------          ---------         --------
Ratio of net investment income (%)                       2.26               2.10             3.32*
-------------------------------------------------    --------          ---------         --------
Portfolio turnover rate (%)                                86                136              114(d)
-------------------------------------------------    --------          ---------         --------


(a)   For the period from August 25, 2014 (commencement of operations) to
      December 31, 2014.
(b)   Based on average shares outstanding during the period.
(c)   Total return would have been lower had certain expenses not been reduced.
(d)   Represents the Fund's portfolio turnover rate for the year ended
      December 31, 2014.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       58
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL CLASS


                                                               YEARS ENDED DECEMBER 31,
                                                2016         2015         2014         2013         2012
                                            -----------  -----------  -----------  -----------  -----------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  12.58     $  14.90     $  13.37     $  11.79     $  10.46
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .27          .24          .24          .26          .28
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .79       (2.33)        2.19         1.89         1.43
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS               1.06       (2.09)        2.43         2.15         1.71
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .18)      (  .21)      (  .21)      (  .23)      (  .27)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                                -       (  .02)      (  .69)      (  .34)      (  .11)
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (  .18)      (  .23)      (  .90)      (  .57)      (  .38)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  13.46     $  12.58     $  14.90     $  13.37     $  11.79
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 8.38       (14.09)       18.26        18.52        16.46
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            638          763        1,070          480          227
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.11         1.09         1.09         1.10         1.10
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.97         1.70         1.61         2.01         2.48
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                        86          136          114          132          171
-------------------------------------------  --------     --------     --------     --------     --------


(a)   Based on average shares outstanding during the period.
*     Amount is less than $.005.

                                       59
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS S


                                                                            YEARS ENDED DECEMBER 31,
                                                       2016         2015         2014           2013              2012
                                                   -----------  -----------  -----------  ----------------  -----------------
SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  12.58     $  14.91     $  13.37        $ 11.80             $ 10.46
-------------------------------------------------   --------     --------     --------        -------       -------
Income (loss) from investment operations:
  Net investment income(a)                               .26          .22          .23           .24                 .27
-------------------------------------------------   --------     --------     --------        -------       -------
  Net realized and unrealized gain (loss)                .79       (2.33)        2.19          1.88                1.44
-------------------------------------------------   --------     --------     --------        -------       -------
  TOTAL FROM INVESTMENT OPERATIONS                      1.05       (2.11)        2.42          2.12                1.71
-------------------------------------------------   --------     --------     --------        -------       -------
Less distributions from:
  Net investment income                               (  .16)      (  .20)      (  .19)       (  .21)             (  .26)
-------------------------------------------------   --------     --------     --------        -------       -------
  Net realized gains                                       -       (  .02)      (  .69)       (  .34)             (  .11)
-------------------------------------------------   --------     --------     --------        -------       -------
  TOTAL DISTRIBUTIONS                                 (  .16)      (  .22)      (  .88)       (  .55)             (  .37)
-------------------------------------------------   --------     --------     --------        -------       -------
Redemption fees                                          .00*         .00*         .00*          .00*                .00*
-------------------------------------------------   --------     --------     --------        -------       -------
NET ASSET VALUE, END OF PERIOD                      $  13.47     $  12.58     $  14.91        $ 13.37             $ 11.80
-------------------------------------------------   --------     --------     --------        -------       -------
Total Return (%)                                        8.33       (14.22)       18.19        18.28 (b)            16.44
-------------------------------------------------   --------     --------     --------       --------       -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 1,328        1,405        2,483    1,014                         418
-------------------------------------------------   --------     --------     --------    -----------                   ---
Ratio of expenses before expense reductions (%)         1.18         1.20         1.18      1.25                        1.24
-------------------------------------------------   --------     --------     --------    -----------                   ----
Ratio of expenses after expense reductions (%)          1.18         1.20         1.18      1.24                        1.24
-------------------------------------------------   --------     --------     --------    -----------                   ----
Ratio of net investment income (%)                      1.93         1.55         1.52      1.90                        2.42
-------------------------------------------------   --------     --------     --------    -----------                   ----
Portfolio turnover rate (%)                               86          136          114    132                           171
-------------------------------------------------   --------     --------     --------    -----------                   ----


(a)   Based on average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       60
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS A


                                                                        YEARS ENDED DECEMBER 31,
                                                     2016           2015             2014          2013        2012
                                                  ----------  ---------------  ---------------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.68       $  9.01          $  8.03        $  8.09     $  6.67
------------------------------------------------   -------       -------          -------        -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .15           .09              .19 (b)        .13         .13
------------------------------------------------   -------       -------          -------        -------     -------
  Net realized and unrealized gain (loss)              .11         ( .08)(c)         1.06            .10        1.77
------------------------------------------------   -------       -------          -------        -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .26           .01             1.25            .23        1.90
------------------------------------------------   -------       -------          -------        -------     -------
Less distributions from:
  Net investment income                              ( .34)        ( .34)           ( .27)         ( .29)      ( .48)
------------------------------------------------   -------       -------          -------        -------     -------
Redemption fee                                         .00*          .00*             .00*           .00*        .00*
------------------------------------------------   -------       -------          -------        -------     -------
NET ASSET VALUE, END OF PERIOD                     $  8.60       $  8.68          $  9.01        $  8.03     $  8.09
------------------------------------------------   -------       -------          -------        -------     -------
Total Return (%)(d,e)                                 3.04           .17            15.57           2.92       28.68
------------------------------------------------   -------       -------          -------        -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 466           495              727            649         626
------------------------------------------------   -------       -------          -------        -------     -------
Ratio of expenses before expense reductions (%)       1.52          1.53             1.54           1.55        1.56
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of expenses after expense reductions (%)        1.32          1.33             1.34           1.35        1.36
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of net investment income (%)                    1.70          1.01             2.14 (b)       1.59        1.73
-------------------------------------------------  -------       -------          -------        -------     -------
Portfolio turnover rate (%)                            118           142              113            107          94
-------------------------------------------------  -------       -------          -------        -------     -------


(a)   Based on average shares outstanding during the period.

(b)   Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended
      December 31, 2014.

(c)   Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)   Total return does not reflect the effect of any sales charges.
(e)   Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       61
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS C


                                                                        YEARS ENDED DECEMBER 31,
                                                     2016           2015             2014          2013        2012
                                                  ----------  ---------------  ---------------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.73       $  9.06          $  8.08        $  8.13     $  6.70
------------------------------------------------   -------       -------          -------        -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .09           .03              .12 (b)        .07         .07
------------------------------------------------   -------       -------          -------        -------     -------
  Net realized and unrealized gain (loss)              .10         ( .08)(c)         1.06            .11        1.78
------------------------------------------------   -------       -------          -------        -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .19         ( .05)            1.18            .18        1.85
------------------------------------------------   -------       -------          -------        -------     -------
Less distributions from:
  Net investment income                              ( .27)        ( .28)           ( .20)         ( .23)      ( .42)
------------------------------------------------   -------       -------          -------        -------     -------
Redemption fee                                         .00*          .00*             .00*           .00*        .00*
------------------------------------------------   -------       -------          -------        -------     -------
NET ASSET VALUE, END OF PERIOD                     $  8.65       $  8.73          $  9.06        $  8.08     $  8.13
------------------------------------------------   -------       -------          -------        -------     -------
Total Return (%)(d,e)                                 2.23         ( .58)           14.72           2.08       27.66
------------------------------------------------   -------       -------          -------        -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  18            17               19             17          16
------------------------------------------------   -------       -------          -------        -------     -------
Ratio of expenses before expense reductions (%)       2.29          2.31             2.31           2.34        2.35
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of expenses after expense reductions (%)        2.09          2.11             2.11           2.14        2.15
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of net investment income (%)                     .95           .32             1.37 (b)        .82         .94
-------------------------------------------------  -------       -------          -------        -------     -------
Portfolio turnover rate (%)                            118           142              113            107          94
-------------------------------------------------  -------       -------          -------        -------     -------


(a)   Based on average shares outstanding during the period.

(b)   Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended
      December 31, 2014.

(c)   Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)   Total return does not reflect the effect of any sales charges.
(e)   Total return would have been lower had certain expenses not been reduced.
*     Amount is less than $.005.

                                       62
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS R6


                                                      PERIOD ENDED
                                                      12/31/16(A)
                                                     -------------
SELECTED PER SHARE DATA
---------------------------------------------------          -
NET ASSET VALUE, BEGINNING OF PERIOD                   $  8.86
---------------------------------------------------    -------
Income (loss) from investment operations:
  Net investment income(b)                                 .03
---------------------------------------------------    -------
  Net realized and unrealized gain (loss)                  .04
---------------------------------------------------    -------
  TOTAL FROM INVESTMENT OPERATIONS                         .07
---------------------------------------------------    -------
Less distributions from:
  Net investment income                                  ( .35)
---------------------------------------------------    -------
Redemption fees                                            .00***
---------------------------------------------------    -------
NET ASSET VALUE, END OF PERIOD                         $  8.58
---------------------------------------------------    -------
Total Return (%)(c)                                        .87**
---------------------------------------------------    -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------   -------
Net assets, end of period ($ thousands)                     10
----------------------------------------------------   -------
Ratio of expenses before expense reductions (%)           1.35*
----------------------------------------------------   -------
Ratio of expenses after expense reductions (%)            1.15*
----------------------------------------------------   -------
Ratio of net investment income (%)                        1.96*
----------------------------------------------------   -------
Portfolio turnover rate (%)                                118(d)
----------------------------------------------------   -------


(a)   For the period from November 1, 2016 (commencement of operations) to
      December 31, 2016.
(b)   Based on average shares outstanding during the period.
(c)   Total return would have been lower had certain expenses not been reduced.
(d)   Represents the Fund's portfolio turnover for the year ended December
      31, 2016.
*     Annualized
**    Not annualized
***   Amount is less than $.005.

                                       63
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS


                                                                        YEARS ENDED DECEMBER 31,
                                                     2016           2015             2014          2013        2012
                                                  ----------  ---------------  ---------------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.66       $  8.99          $  8.02        $  8.08     $  6.66
------------------------------------------------   -------       -------          -------        -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .17           .31              .22 (b)        .16         .16
------------------------------------------------   -------       -------          -------        -------     -------
  Net realized and unrealized gain (loss)              .10         ( .27)(c)         1.05            .10        1.78
------------------------------------------------   -------       -------          -------        -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .27           .04             1.27            .26        1.94
------------------------------------------------   -------       -------          -------        -------     -------
Less distributions from:
  Net investment income                              ( .36)        ( .37)           ( .30)         ( .32)      ( .52)
------------------------------------------------   -------       -------          -------        -------     -------
Redemption fees                                        .00*          .00*             .00*           .00*        .00*
------------------------------------------------   -------       -------          -------        -------     -------
NET ASSET VALUE, END OF PERIOD                     $  8.57       $  8.66          $  8.99        $  8.02     $  8.08
------------------------------------------------   -------       -------          -------        -------     -------
Total Return (%)(d)                                   3.20           .52            15.88           3.29       29.21
------------------------------------------------   -------       -------          -------        -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                 623           706              100             70         142
------------------------------------------------   -------       -------          -------        -------     -------
Ratio of expenses before expense reductions (%)       1.27          1.24             1.21           1.19        1.20
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of expenses after expense reductions (%)        1.07          1.04             1.01            .99        1.00
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of net investment income (%)                    1.95          3.48             2.55 (b)       1.93        2.07
-------------------------------------------------  -------       -------          -------        -------     -------
Portfolio turnover rate (%)                            118           142              113            107          94
-------------------------------------------------  -------       -------          -------        -------     -------


a Based on average shares outstanding during the period.

b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62%
  of average daily net assets for the year ended December 31, 2014.
c Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
d Total return would have been lower had certain expenses not been reduced.
* Amount is less than $.005.

                                       64
PROSPECTUS March 31, 2017                                 Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS S


                                                                        YEARS ENDED DECEMBER 31,
                                                     2016           2015             2014          2013        2012
                                                  ----------  ---------------  ---------------  ----------  ----------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.66       $  9.02          $  8.04        $  8.11     $  6.68
------------------------------------------------   -------       -------          -------        -------     -------
Income (loss) from investment operations:
  Net investment income(a)                             .17           .10              .20 (b)        .15         .15
------------------------------------------------   -------       -------          -------        -------     -------
  Net realized and unrealized gain (loss)              .09         ( .10)(c)         1.07            .09        1.78
------------------------------------------------   -------       -------          -------        -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     .26           .00             1.27            .24        1.93
------------------------------------------------   -------       -------          -------        -------     -------
Less distributions from:
  Net investment income                              ( .35)        ( .36)           ( .29)         ( .31)      ( .50)
------------------------------------------------   -------       -------          -------        -------     -------
Redemption fee                                         .00*          .00*             .00*           .00*        .00*
------------------------------------------------   -------       -------          -------        -------     -------
NET ASSET VALUE, END OF PERIOD                     $  8.57       $  8.66          $  9.02        $  8.04     $  8.11
------------------------------------------------   -------       -------          -------        -------     -------
Total Return (%)(d)                                   3.09           .03            15.77           3.01       29.10
------------------------------------------------   -------       -------          -------        -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  71            58              100            101          90
------------------------------------------------   -------       -------          -------        -------     -------
Ratio of expenses before expense reductions (%)       1.38          1.37             1.35           1.36        1.37
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of expenses after expense reductions (%)        1.18          1.17             1.15           1.16        1.17
-------------------------------------------------  -------       -------          -------        -------     -------
Ratio of net investment income (%)                    1.87          1.13             2.25 (b)       1.80        1.99
-------------------------------------------------  -------       -------          -------        -------     -------
Portfolio turnover rate (%)                            118           142              113            107          94
-------------------------------------------------  -------       -------          -------        -------     -------


(a)        Based on average shares outstanding during the period.

(b)        Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended
           December 31, 2014.

(c)        Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)        Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       65
PROSPECTUS March 31, 2017                                 Financial Highlights

[GRAPHIC APPEARS HERE]

Appendix A

HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%.
The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment.
The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge, if any, which may be payable upon redemption. If contingent deferred sales charges were shown, the "Hypothetical
Year-End Balance After Fees and Expenses" amounts shown would be lower and the
"Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS A


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.98%        -1.96%      $  9,803.89     $   669.22
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         0.98%         1.98%      $ 10,198.00     $    98.01
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         0.98%         6.08%      $ 10,607.96     $   101.95
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         0.98%        10.34%      $ 11,034.40     $   106.05
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         0.98%        14.78%      $ 11,477.98     $   110.31
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         0.98%        19.39%      $ 11,939.40     $   114.75
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         0.98%        24.19%      $ 12,419.36     $   119.36
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         0.98%        29.19%      $ 12,918.62     $   124.16
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         0.98%        34.38%      $ 13,437.95     $   129.15
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         0.98%        39.78%      $ 13,978.16     $   134.34
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,707.30
---                                                                  ----------


                                       66
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS T


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.93%         1.47%       $ 10,146.83    $   342.52
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         0.93%         5.60%       $ 10,559.80    $    96.29
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         0.93%         9.90%       $ 10,989.58    $   100.20
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         0.93%        14.37%       $ 11,436.86    $   104.28
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         0.93%        19.02%       $ 11,902.34    $   108.53
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         0.93%        23.87%       $ 12,386.77    $   112.94
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         0.93%        28.91%       $ 12,890.91    $   117.54
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         0.93%        34.16%       $ 13,415.57    $   122.33
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         0.93%        39.62%       $ 13,961.58    $   127.30
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         0.93%        45.30%       $ 14,529.82    $   132.49
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,364.42
---                                                                  ----------


DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS C


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.66%         3.34%       $ 10,334.00    $   168.77
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.66%         6.79%       $ 10,679.16    $   174.41
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.66%        10.36%       $ 11,035.84    $   180.23
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.66%        14.04%       $ 11,404.44    $   186.25
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.66%        17.85%       $ 11,785.34    $   192.48
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.66%        21.79%       $ 12,178.98    $   198.90
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.66%        25.86%       $ 12,585.75    $   205.55
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.66%        30.06%       $ 13,006.12    $   212.41
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.66%        34.41%       $ 13,440.52    $   219.51
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.66%        38.89%       $ 13,889.43    $   226.84
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,965.35
---                                                                  ----------


                                       67
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.30%         3.70%       $ 10,370.00    $   132.41
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.30%         7.54%       $ 10,753.69    $   137.30
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.30%        11.52%       $ 11,151.58    $   142.38
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.30%        15.64%       $ 11,564.18    $   147.65
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.30%        19.92%       $ 11,992.06    $   153.12
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.30%        24.36%       $ 12,435.77    $   158.78
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.30%        28.96%       $ 12,895.89    $   164.66
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.30%        33.73%       $ 13,373.04    $   170.75
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.30%        38.68%       $ 13,867.84    $   177.07
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.30%        43.81%       $ 14,380.95    $   183.62
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,567.74
---                                                                  ----------


DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R6


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.53%         4.47%       $ 10,447.00     $  54.18
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.53%         9.14%       $ 10,913.98     $  56.61
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.53%        14.02%       $ 11,401.84     $  59.14
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.53%        19.11%       $ 11,911.50     $  61.78
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.53%        24.44%       $ 12,443.94     $  64.54
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.53%        30.00%       $ 13,000.19     $  67.43
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.53%        35.81%       $ 13,581.29     $  70.44
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.53%        41.88%       $ 14,188.38     $  73.59
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.53%        48.23%       $ 14,822.60     $  76.88
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.53%        54.85%       $ 15,485.17     $  80.32
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 664.91
---                                                                   --------


                                       68
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.63%         4.37%       $ 10,437.00     $  64.38
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.63%         8.93%       $ 10,893.10     $  67.19
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.63%        13.69%       $ 11,369.13     $  70.13
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.63%        18.66%       $ 11,865.96     $  73.19
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.63%        23.84%       $ 12,384.50     $  76.39
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.63%        29.26%       $ 12,925.70     $  79.73
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.63%        34.91%       $ 13,490.55     $  83.21
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.63%        40.80%       $ 14,080.09     $  86.85
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.63%        46.95%       $ 14,695.39     $  90.64
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.63%        53.38%       $ 15,337.58     $  94.60
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 786.31
---                                                                   --------


DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS S


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         0.71%         4.29%       $ 10,429.00     $  72.52
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.71%         8.76%       $ 10,876.40     $  75.63
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.71%        13.43%       $ 11,343.00     $  78.88
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.71%        18.30%       $ 11,829.62     $  82.26
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.71%        23.37%       $ 12,337.11     $  85.79
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.71%        28.66%       $ 12,866.37     $  89.47
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.71%        34.18%       $ 13,418.34     $  93.31
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.71%        39.94%       $ 13,993.98     $  97.31
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.71%        45.94%       $ 14,594.32     $ 101.49
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.71%        52.20%       $ 15,220.42     $ 105.84
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 882.50
---                                                                   --------


                                       69
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS A


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.39%        -2.35%      $  9,765.24     $   708.37
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.39%         1.18%      $ 10,117.77     $   138.19
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.39%         4.83%      $ 10,483.02     $   143.18
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.39%         8.61%      $ 10,861.46     $   148.34
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.39%        12.54%      $ 11,253.55     $   153.70
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.39%        16.60%      $ 11,659.81     $   159.25
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.39%        20.81%      $ 12,080.73     $   165.00
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.39%        25.17%      $ 12,516.84     $   170.95
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.39%        29.69%      $ 12,968.70     $   177.12
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.39%        34.37%      $ 13,436.87     $   183.52
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,147.62
---                                                                  ----------


DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS T


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.43%         0.98%       $ 10,098.08    $   391.91
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.44%         4.58%       $ 10,457.57    $   148.00
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.44%         8.30%       $ 10,829.86    $   153.27
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.44%        12.15%       $ 11,215.40    $   158.73
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.44%        16.15%       $ 11,614.67    $   164.38
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.44%        20.28%       $ 12,028.15    $   170.23
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.44%        24.56%       $ 12,456.35    $   176.29
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.44%        29.00%       $ 12,899.80    $   182.56
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.44%        33.59%       $ 13,359.03    $   189.06
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.44%        38.35%       $ 13,834.61    $   195.79
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,930.22
---                                                                  ----------


                                       70
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS C


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.15%         2.85%       $ 10,285.00    $   218.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.15%         5.78%       $ 10,578.12    $   224.28
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.15%         8.80%       $ 10,879.60    $   230.67
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.15%        11.90%       $ 11,189.67    $   237.24
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.15%        15.09%       $ 11,508.57    $   244.01
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.15%        18.37%       $ 11,836.57    $   250.96
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.15%        21.74%       $ 12,173.91    $   258.11
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.15%        25.21%       $ 12,520.87    $   265.47
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.15%        28.78%       $ 12,877.71    $   273.03
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.15%        32.45%       $ 13,244.73    $   280.82
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,482.65
---                                                                  ----------


DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS R6


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.18%         3.82%       $ 10,382.00    $   120.25
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.20%         7.77%       $ 10,776.52    $   126.95
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.20%        11.86%       $ 11,186.02    $   131.78
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.20%        16.11%       $ 11,611.09    $   136.78
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.20%        20.52%       $ 12,052.31    $   141.98
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.20%        25.10%       $ 12,510.30    $   147.38
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.20%        29.86%       $ 12,985.69    $   152.98
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.20%        34.79%       $ 13,479.15    $   158.79
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.20%        39.91%       $ 13,991.36    $   164.82
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.20%        45.23%       $ 14,523.03    $   171.09
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,452.80
---                                                                  ----------


                                       71
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL CLASS


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.11%         3.89%       $ 10,389.00    $   113.16
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.11%         7.93%       $ 10,793.13    $   117.56
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.11%        12.13%       $ 11,212.98    $   122.13
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.11%        16.49%       $ 11,649.17    $   126.88
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.11%        21.02%       $ 12,102.32    $   131.82
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.11%        25.73%       $ 12,573.10    $   136.95
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.11%        30.62%       $ 13,062.20    $   142.28
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.11%        35.70%       $ 13,570.32    $   147.81
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.11%        40.98%       $ 14,098.20    $   153.56
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.11%        46.47%       $ 14,646.62    $   159.53
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,351.68
---                                                                  ----------


DEUTSCHE GLOBAL INFRASTRUCTURE FUND - CLASS S


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.18%         3.82%       $ 10,382.00    $   120.25
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.18%         7.79%       $ 10,778.59    $   124.85
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.18%        11.90%       $ 11,190.33    $   129.62
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.18%        16.18%       $ 11,617.81    $   134.57
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.18%        20.62%       $ 12,061.61    $   139.71
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.18%        25.22%       $ 12,522.36    $   145.05
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.18%        30.01%       $ 13,000.71    $   150.59
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.18%        34.97%       $ 13,497.34    $   156.34
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.18%        40.13%       $ 14,012.94    $   162.31
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.18%        45.48%       $ 14,548.23    $   168.51
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,431.80
---                                                                  ----------


                                       72
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS A


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.32%        -2.28%      $  9,771.84     $   701.70
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.52%         1.12%      $ 10,111.90     $   151.12
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.52%         4.64%      $ 10,463.79     $   156.38
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.52%         8.28%      $ 10,827.93     $   161.82
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.52%        12.05%      $ 11,204.75     $   167.45
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.52%        15.95%      $ 11,594.67     $   173.28
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.52%        19.98%      $ 11,998.17     $   179.31
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.52%        24.16%      $ 12,415.70     $   185.55
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.52%        28.48%      $ 12,847.77     $   192.00
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.52%        32.95%      $ 13,294.87     $   198.68
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,267.29
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS T


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             2.50%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.37%         1.04%       $ 10,103.93    $   386.00
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.57%         4.50%       $ 10,450.49    $   161.35
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.57%         8.09%       $ 10,808.94    $   166.89
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.57%        11.80%       $ 11,179.69    $   172.61
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.57%        15.63%       $ 11,563.15    $   178.53
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.57%        19.60%       $ 11,959.77    $   184.65
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.57%        23.70%       $ 12,369.99    $   190.99
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.57%        27.94%       $ 12,794.28    $   197.54
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.57%        32.33%       $ 13,233.12    $   204.32
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.57%        36.87%       $ 13,687.02    $   211.32
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,054.20
---                                                                  ----------


                                       73
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS C


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         2.09%         2.91%       $ 10,291.00    $   212.04
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.29%         5.70%       $ 10,569.89    $   238.86
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.29%         8.56%       $ 10,856.33    $   245.33
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.29%        11.51%       $ 11,150.54    $   251.98
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.29%        14.53%       $ 11,452.72    $   258.81
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.29%        17.63%       $ 11,763.08    $   265.82
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.29%        20.82%       $ 12,081.86    $   273.02
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.29%        24.09%       $ 12,409.28    $   280.42
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.29%        27.46%       $ 12,745.57    $   288.02
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.29%        30.91%       $ 13,090.98    $   295.83
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,610.13
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS R6


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.15%         3.85%       $ 10,385.00    $   117.21
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.35%         7.64%       $ 10,764.05    $   142.76
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.35%        11.57%       $ 11,156.94    $   147.97
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.35%        15.64%       $ 11,564.17    $   153.37
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.35%        19.86%       $ 11,986.26    $   158.97
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.35%        24.24%       $ 12,423.76    $   164.77
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.35%        28.77%       $ 12,877.23    $   170.78
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.35%        33.47%       $ 13,347.25    $   177.02
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.35%        38.34%       $ 13,834.42    $   183.48
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.35%        43.39%       $ 14,339.38    $   190.17
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,606.50
---                                                                  ----------


                                       74
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.07%         3.93%       $ 10,393.00    $   109.10
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.27%         7.81%       $ 10,780.66    $   134.45
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.27%        11.83%       $ 11,182.78    $   139.47
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.27%        16.00%       $ 11,599.90    $   144.67
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.27%        20.33%       $ 12,032.57    $   150.07
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.27%        24.81%       $ 12,481.39    $   155.66
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.27%        29.47%       $ 12,946.94    $   161.47
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.27%        34.30%       $ 13,429.86    $   167.49
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.27%        39.31%       $ 13,930.80    $   173.74
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.27%        44.50%       $ 14,450.42    $   180.22
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,516.34
---                                                                  ----------


DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS S


            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------
   1          5.00%         1.18%         3.82%       $ 10,382.00    $   120.25
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.38%         7.58%       $ 10,757.83    $   145.86
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.38%        11.47%       $ 11,147.26    $   151.15
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.38%        15.51%       $ 11,550.79    $   156.62
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.38%        19.69%       $ 11,968.93    $   162.29
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.38%        24.02%       $ 12,402.21    $   168.16
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.38%        28.51%       $ 12,851.17    $   174.25
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.38%        33.16%       $ 13,316.38    $   180.56
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.38%        37.98%       $ 13,798.43    $   187.09
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.38%        42.98%       $ 14,297.93    $   193.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,640.09
---                                                                  ----------


ADDITIONAL INDEX INFORMATION

DEUTSCHE REAL ESTATE SECURITIES FUND

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MSCI US REIT INDEX is an unmanaged free float-adjusted market capitalization index that is comprised of equity REITs. The index is based on MSCI USA
Investable Market Index, its parent index, which captures large, mid and small caps securities. With 155 constituents, it represents about 99% of the US REIT universe and securities are classified in the Equity REITs Industry (under the
Real Estate sector) according to the Global Industry Classification Standard
(GICS( (Reg. TM))). It however excludes Mortgage REIT and selected Specialized
REITs.

                                       75
PROSPECTUS March 31, 2017                                           Appendix A

DEUTSCHE GLOBAL INFRASTRUCTURE FUND

MSCI WORLD INDEX captures large and mid cap representation across 23 Developed
Markets countries. With 1,652 constituents, the index covers approximately 85%
of the free float-adjusted market capitalization in each country.

DOW JONES BROOKFIELD GLOBAL INFRASTRUCTURE INDEX measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

MSCI WORLD INDEX captures large and mid cap representation across 23 Developed
Markets countries. With 1,652 constituents, the index covers approximately 85%
of the free float-adjusted market capitalization in each country.

FTSE EPRA/NAREIT DEVELOPED INDEX is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The Index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The Index is calculated using closing market prices and translates into US dollars using Reuters closing price.

                                       76
PROSPECTUS March 31, 2017                                           Appendix A

[GRAPHIC APPEARS HERE]

Appendix B

SALES CHARGE WAIVERS AND DISCOUNTS AVAILABLE THROUGH INTERMEDIARIES

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers. In all instances, it is the shareholder's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary.

The financial intermediary sales charge waivers, discounts, policies or procedures disclosed in this Appendix may vary from those disclosed elsewhere in the fund's prospectus or SAI and are subject to change. This Appendix will be updated based on information provided by the financial intermediaries.
Neither the fund, the Advisor nor the Distributor supervises the implementation of financial intermediary sales charge waivers, discounts, policies or procedures nor do they verify the intermediaries' administration of such waivers, discounts, policies or procedures.

MERRILL LYNCH CLASS A AND C SALES CHARGE WAIVERS AND DISCOUNTS

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill
Lynch platform or account will be eligible only for the following load waivers
(front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in each fund's prospectus or SAI.

FRONT-END SALES LOAD WAIVERS ON CLASS A SHARES AVAILABLE AT MERRILL LYNCH

o Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

o Shares purchased by or through a 529 Plan

o Shares purchased through a Merrill Lynch affiliated investment advisory program

o Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

o Shares of funds purchased through the Merrill Lynch Edge Self-Directed platform (if applicable)

o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

o Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

o Employees and registered representatives of Merrill Lynch or its affiliates and their family members

o Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

o Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption,
 (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of
 Reinstatement)

CDSC WAIVERS ON CLASS A AND C SHARES AVAILABLE AT MERRILL LYNCH

o Death or disability of the shareholder

o Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus

o Return of excess contributions from an IRA Account

o Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 701/2

o Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

                                       77
PROSPECTUS March 31, 2017                                           Appendix B

o Shares acquired through a right of reinstatement

o Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
  (applicable to A and C shares only)

FRONT-END LOAD DISCOUNTS AVAILABLE AT MERRILL LYNCH: BREAKPOINTS, RIGHTS OF
 ACCUMULATION & LETTERS OF INTENT

o Breakpoints as described in this prospectus.

o Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at
  Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

o Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a
  13-month period of time (if applicable)

                                       78
PROSPECTUS March 31, 2017                                           Appendix B

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, contact Deutsche Asset Management ("Deutsche AM") at the phone number or address listed below. SAIs and shareholder reports are also available through the Deutsche AM Web site at deutschefunds.com. These documents and other information about each fund are available from the EDGAR Database on the
SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to
publicinfo@sec.gov or by writing the SEC at the address listed below.

You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the SEC's Public Reference
Room may be obtained by calling the SEC at (202) 551-8090.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.

CONTACT INFORMATION


DEUTSCHE ASSET MANAGE-   PO Box 219151
MENT                     Kansas City, MO
                         64121-9151
                         deutschefunds.com
                         Shareholders:
                         (800) 728-3337
                         Investment professionals:
                         (800) 621-5027
SEC                      Public Reference Section
                         Washington, D.C. 20549-1520
                         SEC.GOV
DISTRIBUTOR              Deutsche AM Distributors, Inc.
                         222 South Riverside Plaza
                         Chicago, IL 60606-5808
                         (800) 621-1148
SEC FILE NUMBER          Deutsche Securities Trust
                         Deutsche Real Estate Securities Fund
                         811-02021
                         Deutsche Global/International Fund, Inc.
                         Deutsche Global Infrastructure Fund
                         811-04670
                         Deutsche Securities Trust
                         Deutsche Global Real Estate Securities
                         Fund
                         811-02021


                                                   Deutsche
                                                   Asset Management [DB Logo]

(03/31/17) COMRREEF-1